UNITED STATES        File No. 333-04983
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549   File No. 811-07649
                          FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

     Pre-Effective Amendment No.                                  [ ]

        Post Effective Amendment No. 1                        [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

        Amendment No. 3                                       [X]
                        Polynous Trust
      (Exact name of Registrant as Specified in Charter)
88 Kearny Street, Suite 1300
San Francisco, California                                       94108
(Address of Principal Executive Offices)                   (Zip Code)

Registrant's Telephone Number, including Area Code     (415) 956-3384

                  Kevin L. Wenck, President
             Polynous Capital Management, Inc.
                 88 Kearny St., Suite 1300
                San Francisco, California 94108
           (Name and Address of Agent for Service)
COPIES TO:
   Mitchell E. Nichter, Esq.           Joseph M. O'Donnell, Esq.
Paul, Hastings, Janofsky & Walker, LLP FPS Services, Inc.
345 California Street                  3200 Horizon Drive,
San Francisco, CA 94104-2635           King of Prussia, PA 19406-0903

It is proposed that this filing will become effective (check appropriate box):

                    immediately upon filing pursuant to paragraph (b)
             /X/ on (NOVEMBER 28, 1997 ) pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)
                    75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

 / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                      TABLE OF CONTENTS

           Registration Statement of Polynous Trust


                                                         Page




1.   Cross-Reference Sheet . . . . . . . . . . . . . . . .

2.   Polynous Growth Fund Class A Shares -
     Part A - Prospectus. . . . . . . . . . . . . . . . . .

3.   Polynous Growth Fund Class D Shares -
     Part A - Prospectus. . . . . . . . . . . . . . . . . .

4.   Polynous Growth Fund - Part B -
     Statement of Additional Information . . . . . . . . . .

5.   Polynous Growth Fund - Part C - Other Information . . .


6.   Signature Page. . . . . . . . . . . . . . . . . . . . .

7.   Index to Exhibits . . . . . . . . . . . . . . . . . . .

               POLYNOUS TRUST
         CROSS REFERENCE SHEET PURSUANT TO RULE 481a

Form N-1A Item

Part A    INFORMATION REQUIRED IN A PROSPECTUS

1.   Cover page                    Cover Page of Prospectus
2.   Synopsis                      Prospectus Summary; Expense
                                   Summary
   3. Condensed Financial
     Information                   Financial Highlights
   4.General Description of        Investment Objective and Policies;
Registrant                         Risk Factors; Prospectus Summary;
                                   The Trust and the Fund; Investment
                                   Limitations; General Information
                                   Prospectus Summary; Mission Statement;
                                   The Trust and the Investment Objective;
                                   Investment Policies and Strategies; The
                                   Polynous Dynamic Process; Risk Factors;
                                   General Information

   5.Management of the Fund        Prospectus Summary; Management of
                                   the Fund; The Distribution Plan

5A.  Management's Discussion       *
     of Fund Performance
   6.Capital Stock and Other       Prospectus Summary; General
     Securities                    Information; Net Asset Value; Dividends
                                   and Taxes; Net Asset Value General
                                   Information
7.Purchase of Securities           Prospectus Summary; How to
  Being Offered                    Purchase Shares; Shareholder
                                   Services
   8.Redemption or Repurchase      Prospectus Summary; How to Sell
                                   Back (Redeem) Shares
9.    Pending Legal Proceedings    *


Part B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL
INFORMATION

10.  Cover Page                    Cover Page of the Statement of
                                   Additional Information
11.  Table of Contents             Table of Contents
   12.General Information and
     History                       *
   13.Investment Objectives        Investment Policies and
      and Policies                 Techniques; Investment
                                   Restrictions; Portfolio
                                   Transactions and Brokerage
                                   Commissions
   14.Management of the Fund       The Trust and the Fund;
      Registrant                   Investment Advisory and Other
                                   Services; Trustees and Officers

   15.Control Persons and          Control Persons and Principal
     Principal Holders of          Shareholders
     Securities
16.  Investment Advisory           Investment Advisory and Other
     and Other Services            Services
17.  Brokerage Allocation          Portfolio Transactions and
                                   Brokerage Commissions
   18.Capital Stock and            Other Information
     Other Securities              The Trust and the Fund
   19.Purchase, Redemption         Purchases; Redemptions
     and Pricing of                Net Asset Value
     Securities Being
     Offered
20.  Tax Status                    Taxes
21.  Underwriters                  Underwriter
22.  Calculation of                Performance Information
     Performance Data
   23.Financial Statements         Incorporated by reference to
                                   the Annual Report Dated July 31,
                                   1997

Part C  OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration
Statement.


*  Item is inapplicable at this time or answer is negative.

                     POLYNOUS GROWTH FUND
                 88 Kearny Street, Suite 1300
               San Francisco, California 94108

   Class A Shares         PROSPECTUS dated November 28, 1997

   Polynous* Growth Fund (the "Fund") seeks to achieve capital appreciation by investing in the equity securities of U.S. companies with total market capitalization at the time of purchase of between $50 million and $5 billion and which, in the opinion of Polynous Capital Management, Inc., will have an annual company revenue growth rate of between 15% and 30%.

The Fund is a separate series of shares of Polynous Trust (the
"Trust"), an open-end, management investment company commonly known as a mutual fund. Polynous Capital Management, Inc. (the
"Adviser"), serves as the investment adviser of the Fund managing its assets in accordance with its investment objectives stated in this prospectus.

The Fund offers its shares through two separate classes of shares:
Class A Shares and Class D Shares. Both classes of shares are identical except as to the expenses borne by each class. These alternative classes permit investors to choose the method of purchasing shares most beneficial to them. This Prospectus provides information concerning Class A Shares. You may receive information concerning Class D Shares by calling (800)924-3863 or (415)956-3384.

The Fund is designed for long-term investors and not as a trading vehicle, and is not intended to present a complete investment program.

   This Prospectus sets forth concisely the information regarding the Fund that an investor should know before investing in the Fund. Please read this Prospectus carefully and retain it for future reference. A Statement of Additional Information dated November 28, 1997, which may be revised from time to time, provides a greater in-depth discussion of certain areas which may be of interest to some investors. It has been filed with the Securities and Exchange Commission and is available upon request and without charge. To receive a copy, write to the Fund at the address above or call
(800)924-3863 or (415)956-3384.

*The word "Polynous" in ancient Greece would literally mean "many thoughts".

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   TABLE OF CONTENTS



                                         Page

          Prospectus Summary . . . . . . . .
          Expense Summary. . . . . . . . . .
            Financial Highlights . . . . .
          Mission Statement. . . . . . . . .
          Introduction . . . . . . . . . . .
          The Trust and the Fund . . . . . .
          Investment Objective . . . . . . .
          Investment Policies and Strategies
          The Polynous Dynamic Value Process
          Risk Factors . . . . . . . . . . .
          Management of the Fund . . . . . .
          The Distribution Plan. . . . . . .
          How to Purchase Shares . . . . . .
          How to Redeem Shares . . . . . . .
          Shareholder Services . . . . . . .
          Net Asset Value. . . . . . . . . .
          Dividends and Taxes. . . . . . . .
          Performance Information. . . . . .
          General Information. . . . . . . .




Underwriter:                  Adviser:

FPS Broker Services, Inc.          Polynous Capital Management, Inc.
3200 Horizon Drive                  88 Kearny Street,  Suite 1300
King of Prussia, PA 19406-0903     San Francisco, California 94108
(800)528-8069                 (800) 924-3863
(610)239-4700                    (415) 956-3384

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER OR SOLICITATION. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                       Prospectus Summary

   What is the Fund's Investment Objective? Polynous Growth Fund (the "Fund") seeks to achieve long-term capital appreciation.

   There can be no assurance that the Fund will be able to achieve
its investment objective. See "Investment Objective"    .

What are the Permitted Investments? The Fund intends to invest, under normal circumstances, substantially all of its assets in the equity securities of U.S. companies whose total market capitalization at the time of purchase is valued between $50 million and $5 billion and which, in the opinion of Polynous Capital Management, Inc. (the "Adviser"), will have an annual company revenue growth rate of between 15% and 30%. See "Investment Objective" and "The Polynous Dynamic Value Process".

What are the Risks Involved with an Investment in the Fund? The investment policies of the Fund have certain risks and considerations of which investors should be aware. The Fund invests in securities that fluctuate in value, and therefore investors should expect the Fund's net asset value per share to fluctuate. Investing in the equity securities of companies within the target market capitalization involves special risks and considerations not typically associated with investing in the equity securities of larger companies. The securities of such companies are less liquid and more volatile than the securities of larger companies. See "Investment Objective", "Investment Policies and Strategies", and "Risk Factors".

Who is the Investment Adviser? Polynous Capital Management, Inc.
serves as the investment adviser of the Fund. See "Expense Summary" and "Management of the Fund".

Who is the Administrator, Transfer Agent and Fund Accounting Agent? FPS Services, Inc. serves as the administrator, transfer agent and fund accounting agent for the Fund. See "Management of the Fund".

Who is the Underwriter? FPS Broker Services, Inc. serves as the underwriter of the Fund's shares. See "Management of the Fund".

Is There a Sales Load? Purchases of Class A Shares are subject to a maximum initial sales charge of 4.50% and are subject to annual 12b-1 Plan expenses. See "The Distribution Plan" and "How to Purchase
Shares".

Is There a Minimum Investment? The minimum initial investment is $2,500, or $1,000 for IRA, Roth IRA and SEP accounts, or $500 for
Uniform Gift to Minor Accounts ("UGMA") and Uniform Transfer to Minor Accounts ("UTMA"). The subsequent investments minimum is $100.

How do I Purchase Shares? Contact your broker or the underwriter listed above. Class A Shares are offered at the net asset value per share plus a maximum initial sales charge of 4.50% of the offering price and are subject to annual 12b-1 Plan expenses of 0.25%. See "How to Purchase Shares".

How do I Sell Back (Redeem) Shares? Shares of the Fund may be

redeemed at the current net asset value per share next determined after receipt by the transfer agent of a redemption request in proper form. Signature guarantees may be required for certain redemption requests. See "How to Redeem Shares".

How are Distributions Paid? Although the investment program is designed for capital appreciation, some incidental investment income may be generated in the form of dividends or interest. Substantially all of the net investment income (exclusive of capital gains) of the Fund will distributed in the form of annual dividends. If any capital gains are realized, substantially all of them will be distributed by the Fund at least annually. All dividends and distributions are paid in additional shares (without sales charge) unless payment in cash is requested in writing or on the initial application. See "Dividends and Taxes".

Expense Summary


Shareholder Transaction Expenses:
                                                          Class A
Maximum sales charge imposed on purchases
(as a percentage of offering price). . . . . . . . . . .  4.50%/1/
Maximum sales charge imposed on reinvested
dividends (as a percentage of offering price). . . . . .    None
Deferred sales charge (as a percentage of
original purchase price). . . . . . . . . . . . . . . .     None
Redemption fees (as a percentage of
amount redeemed) /2/. . . . . . . . . . . . . . . . . . .    None

/1/  Reduced for purchases of $50,000 and over.  See "How to Purchase
Shares".
/2/ If you want to redeem shares by wire transfer, the Fund's transfer agent charges a fee (currently $9.00) for each wire redemption. Purchases and redemptions may also be made through broker-dealers and others who may charge a commission or other transaction fee for their services.
                                               Class A
Annual Fund Operating Expenses:
(as a percentage of average net assets)

Advisory Fees (after fee waivers)/3/ . . . . . . . . . .    0.27%
12b-1 Fees . . . . . . . . . . . . . . . . . . . . . . .    0.25%
Other Expenses . . . . . . . . . . . . . . . . . . .        1.48%
Total Fund Operating Expenses (after fee waivers)/3/. .     2.00%


/3/ The Adviser has, on a voluntary basis, agreed to waive all or a portion of its fees and to reimburse certain expenses of the Fund necessary to limit the total operating expenses for the second year of operations to 2.00% of the Fund's average net assets. The Adviser reserves the right to terminate this waiver or any reimbursement at

any time, in its sole discretion. Absent such fee waivers, advisory fees for the Fund would have been 1.00% and total operating expenses would have been 2.73% of the Fund's average daily net assets on an annualized basis for the Fund's first fiscal year ended July 31, 1997.




   Example
Based on the level of expenses listed above, and assuming (1) imposition of the maximum sales charge, (2) a 5% annual return and
(3) redemption at the end of each time period, the total expenses relating to an investment of $1,000 would be as follows:



                                  Class A
1 Year                     $ 64        5 Years                $148

3 Years                    $105        10 Years               $267


The foregoing example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown. The purpose of the expense tables and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Fund. Additional information may be found under "Management of the Fund". The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table with respect to these shares. However, certain investors may qualify for a reduced sales charge. See "How to Purchase Shares".

Due to the 12b-1 distribution fees, long-term holders of these Shares may eventually pay more than the economic equivalent of the maximum initial sales charges otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD").

Financial Highlights

The following financial highlights for the period presented was derived from the Fund's financial statements dated July 31, 1997, which were audited by Deloitte & Touche, LLP, independent accountants, and whose unqualified report thereon is incorporated by reference into the Statement of Additional Information. The Fund's Statement of Additional Information is incorporated by reference into this Prospectus and may be obtained without charge by writing the Fund or calling (800) 924-3863. The table below sets forth financial data for one share of Class A capital stock outstanding throughout the period presented.

                                                 For the Period
                                                 August 12, 1996/*/
                                                 through
                                                 July 31, 1997


Net Asset Value, beginning of period                   $12.00

     Income from investment operations:
       Net investment income                             0.96
       Net realized and unrealized gain on investments   1.41
       Total from investment operations                  2.37

     Less Distributions:
       Distributions from net capital gains              (0.02)

Net Asset Value, end of period                           $14.35

Total Return/^/                                           20.53%/1/

Ratios/Supplemental Data
     Net assets, end of period (in 000's)                $22,509
     Ratio of expenses to average net assets:
       Before expense reimbursement                        2.73%/1/
       After expense reimbursement                         2.00%/1/
     Ratio of net investment income to average net assets:
       Before expense reimbursement                        9.44%/1/
       After expense reimbursement                        10.17%/1/
     Portfolio turnover rate                              925.07%/2/
     Average commission rate                              $ 0.0308


/*/Commencement of investment operations
/^/Total return calculation does not reflect sales load
/1/  Annualized
/2/ Not Annualized

Mission Statement of Polynous Capital Management, Inc., Adviser to the Fund

At a time when many organizations in the investment management business have redefined their objective to be "asset gathering" and "client retention" rather than investment management excellence, Polynous Capital Management, Inc. believes that there is an

opportunity to manage a firm whose sole purpose is to pursue investment management excellence. A principal difference will also be that the owners and associates of Polynous Capital Management, Inc. believe the activity of investment management and its concurrent fiduciary responsibilities are more properly regarded as a profession rather than as a "business". As a profession, no compromises will be tolerated in the pursuit of the best investment management results for this Fund. Although the Adviser will also strive to achieve excellence in its marketing, client service and administration, these areas will always be regarded only as necessary functions supporting our primary investment management activities and not as the principal focus of the firm.

                         Introduction

This Prospectus provides a potential investor the information which is needed so that an informed decision may be made as to including shares of the Fund in that investor's investment program. The money that an investor uses to purchase shares of the Fund will be pooled with other shareholders money and collectively invested, or "managed" by the Adviser in accordance with the investment objective of the Fund. The tools used by the Adviser to make those investments of the pooled money are referred to as Investment Policies and Strategies.
A major difference between the Investment Objective and Investment Policies and Strategies is that the Investment Objective cannot be changed unless a majority of the shareholders of the Fund approve such a change. Other parts of this Prospectus will explain to a prospective or current shareholder other matters concerning an investment in the Fund such as the Risk Factors involved with such an investment, the companies which provide services to the Fund, the expenses of managing the Fund, the manner by which shares of the Fund may be purchased or sold back as well as the overall management of the Fund. Please read this Prospectus carefully before you invest or send money and keep it for your future reference.

                    The Trust and the Fund

Polynous Trust (the "Trust") is a diversified open-end management investment company organized as a business trust under the laws of the State of Delaware. The Trust is organized to offer separate series of shares and is currently offering a single series of shares called Polynous Growth Fund (the "Fund"). The Fund currently offers two separate classes of shares and additional classes of shares may be added without shareholder approval. Class A Shares and Class D Shares differ with respect to sales charges and minimum initial investment. Except for these differences, each share of the Fund represents an undivided proportionate interest in the Fund. This Prospectus concerns the offering of Class A Shares. For more information regarding Class D Shares, please call (800)924-3863 or
(415)956-3384.

                    Investment Objective

The investment objective of Polynous Growth Fund (the "Fund") is long-term capital appreciation. The Fund seeks to achieve capital appreciation by investing in the equity securities of U.S. companies with total market capitalization at the time of purchase of between


$50 million and $5 billion and which, in the opinion of Polynous
Capital Management, Inc., will have an annual company revenue growth rate of between 15% and 30%.

This objective is fundamental and may not be changed without a vote of the holders of the majority of the outstanding voting securities of the Fund. The Fund's investment process, known as "The Polynous Dynamic Value Process" described below is not fundamental and may be changed without shareholder approval. Additional investment policies and restrictions are described in the Statement of Additional Information.


              Investment Policies and Strategies

The Adviser may invest in or employ one or more of the following investment policies or strategies to assist in its attempt to attain the Fund's investment objective.

Equity Securities:   Equity securities in which the Fund may invest
include common stocks and preferred stocks.

Private Placements: The Fund may invest up to 5% of its total assets at the time of investment, in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction). These securities are generally referred to as private placements or restricted securities. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

The Securities and Exchange Commission has adopted Rule 144A under the Securities Act, which permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Adviser, pursuant to procedures adopted by the Trustees of the Fund, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid", such security will not be included within the category "illiquid securities", which under current policy may not exceed 15% of the Fund's total net assets. The Fund's policy is to limit illiquid securities (which include, but are not limited to private placements) to a maximum of 15% of total net assets. Repurchase agreements with maturities in excess of seven days will be considered illiquid securities.


Covered Call Writing: The Fund may write covered call options on equity securiites to the extent permitted by applicable law. When the Fund writes a covered call option it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option. The option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. The Fund's ability to use this strategy may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that this strategy will succeed.

              The Polynous Dynamic Value Process

The Adviser's investment process combines the dynamic opportunities of growth stock investing with the valuation disciplines of "value investing". (Value investing refers to the process by which an investment professional chooses certain stocks because that professional believes that they are undervalued relative to some static valuation parameter such as book value). This combination is a natural result of our "many thoughts" about what the Adviser believes is an appropriate balance between return and risk for the Fund.

The Adviser believes that growth stock investing with little or no concern about absolute valuation subjects the Fund to unnecessary risks. Conversely, while value investing has typically outperformed growth investing while also having lower risk, the Adviser believes the lower growth rates of "value" stocks limit potential returns.
The Dynamic Value Process combines the advantageous qualities of each approach in an overall process also having rigorous structure and discipline, thereby offering the Fund a more thoughtful approach using higher growth equities.

In addition to using the positive aspects of both value and growth investing, the Adviser seeks to implement an overall investment process that it believes has more similarities with disciplined business management than with a typical investment process. This process is divided into two distinct activities: (1) Research, and
(2) Portfolio Management; with both having the same structure, control and discipline that may be more often associated with a well managed business.

Each separate activity is further divided into discreet tasks for greater structure. The individual tasks are:

The Research Process

1.  Economic/Sector/Industry Analysis
2.  Initial Screening
3.  Opportunity Assessment
4.  Financial Assessment
5.  Functional Assessment
6.  Comprehensive Risk Assessment
7.  Continuing Review

The Portfolio Management Process
1.  Valuation
2.  Portfolio Characteristics


3.  Buy Discipline
4.  Portfolio Monitoring
5.  Sell Discipline / Portfolio Optimization

Although having this structure, control and discipline is no guarantee of success, the Adviser believes that the requirements of its process will result in both high levels of knowledge about each company before it can be considered for inclusion in the Fund's portfolio and high return prospects for the companies which then satisfy its portfolio purchase discipline. At each step of the process the primary focus is on risk management, not stock selection. The Adviser believes that risk is managed best by knowing more about the Fund's portfolio companies than might be typical and having less expensive companies in the Fund's Portfolio than also might be typical for a growth fund portfolio.

If the structure of the Adviser's research requirements and portfolio management requirements result in there not being enough companies meeting these requirements at any given time for the Fund to be fully invested, the Fund is permitted to purchase and temporarily hold liquid assets such as U.S. Treasury securities which are guaranteed by the full faith and credit of the United States. Pending the investment of new subscriptions, the Fund may also temporarily hold liquid assets until there are enough companies meeting the Adviser's "buy discipline". To the extent that the Fund holds high levels of liquid assets, the Fund will not be invested so as to achieve its objective. Contrasted with some practices elsewhere in the investment management industry, the Adviser does not automatically add to existing position sizes when additional cash comes into the Fund from new subscriptions. All purchases, either of new positions or of additions to existing positions, require a certain minimum projected annualized return based on the Adviser's research conclusions. All position sizes must also comply with the Adviser's strict position size limits as specified by the Adviser's "position size/projected return matrix." The Adviser also believes that the requirements of its research process and the time which the Adviser's personnel spend on analyzing each company result in the Adviser investing cash from new subscriptions more slowly than may be typical within the investment management industry. As a result, there may be times during which the Fund holds a higher percentage of its assets in short-term, high-quality debt instruments than other growth oriented funds. During periods of significant subscriptions inflows, the Adviser reserves the right to close the Fund to new subscriptions with little or no notice until the Adviser has sufficient new investment opportunities to enable the Fund to be more fully invested. There may also be periods where for defensive purposes when market circumstances so warrant that the Fund may temporarily convert up to 100 percent of its portfolio into liquid debt securities, such as U.S. Treasury bills, notes and bonds.

                         Risk Factors

There is no such thing as a guaranteed investment and no one can see into the future. Accordingly, the value of an investment in the Fund will fluctuate over time and may be valued higher or lower at the time of redemption. An investment in the Fund should be only a part of an overall investment strategy. Before investing, please consider the following risk factors in determining the appropriateness of an

investment in the Fund. No assurance can be given as to the success of the Adviser's investment program.

Market Capitalization Considerations

The Funds primary investment universe conists of companies with market capitalizations at time of purchase of between $5 billion and $50 million. This range of equity securities comprises stocks which are commonly known as Mid-Cap, Small-Cap, and Micro-Cap equity securities.

The Adviser attempts to reduce the overall risks connected of investing in these equity securities through the implementation of its investment process. Some, or even a substantial portion of the companies in which the Fund will invest, however, are likely to have limited product lines, smaller markets and more limited financial resources than larger companies. Also, some of these companies are relatively young employing unseasoned management. The securities of these companies may have limited marketability and be subject to abrupt or erratic market movements compared to the securities of larger and more established companies. Many of the securities of the companies chosen for the Fund's portfolio are traded on the over-the-counter-market (NASDAQ Market) and while this market has grown substantially in the recent past, it cannot be stated that this growth will continue. Further, the securities on the NASDAQ sometimes trade less often and in smaller volumes that those securities on the larger exchanges. The value of NASDAQ securities may fluctuate more sharply than the exchange listed securities and the Fund may find it difficult to sell certain portfolio securities under severe market circumstances.

Small-Cap and Micro-Cap company stocks generally are considered to offer greater potential for appreciation than securities of companies with larger market capitalizations as they may benefit from the development of new products and services. Small-cap and micro-cap company securities are also less researched and may be overlooked and undervalued in the market.

Most small-cap and micro-cap company stocks pay low or no dividends. The Fund seeks growth through long-term appreciation, rather than income sources. Small-cap and micro-cap company stocks also have higher risk and greater volatility. Because most are not as broadly traded as stocks of companies with larger capitalization their prices may fluctuate more widely and abruptly. Such companies may have relatively small revenues and limited product lines, markets, or financial resources; their securities may trade less frequently and in more limited volume than those of larger, more mature companies. These companies may lack depth of management and may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, these companies may be developing or marketing new products or services for which markets are not yet established and may never become established.

                    Management of the Fund

The Board of Trustees
The Trust has a Board of Trustees that establishes the Fund's

policies and supervises and reviews the management of the Fund. The day-to-day operations of the Fund are administered by the Officers of the Trust and by the Adviser pursuant to the terms of the Investment Advisory Agreement with the Fund. The Trustees oversee the various services provided by the Adviser to ensure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner. Information pertaining to the Trustees and executive officers is contained in the Statement of Additional Information.

The Investment Adviser
Polynous Capital Management, Inc. serves as the Fund's investment adviser and manager, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser does not have any past experience managing mutual funds but its principal has managed mutual funds while employed for five years by a previous advisory firm. See "Portfolio Management" below. The principal business address of the Adviser is 88 Kearny Street, Suite 1300, San Francisco, California 94108.

The Adviser makes the investment decisions concerning the assets of the Fund and continuously reviews, supervises and administers the Fund's investment programs, subject to the supervision of, and policies established by the Trustees of the Fund.

Management Fees
The investment advisor believes that the benefits from the economies of scale available in the investment management industry should be shared with the shareholders of the Fund. As such, the annual advisory fees described in the following have defined "break points" at various levels of net assets for the Fund. For providing investment advisory services, the Fund pays the Adviser a monthly fee which is calculated daily by applying the following annual rates:
1.00% on net assets of $100 million and below, 0.75% on the next $150 million, 0.60% on the next $250 million, 0.50% on the next $500 million, and 0.40% on all net asset amounts above $1 billion. The table below offers a theoretical example of the annual percentage management fee if the Fund's assets were fixed at the following amounts for an entire year:


        Fund Size           Annual Management Fee
        $100 million               1.000%
        $250 million                .850%
        $500 million                .725%
        $1 billion                 .6125%
        $2 billion                .50625%

As the assets of a mutual fund may vary widely within a given year, the example above is theoretical and the total management fee within the Fund's fiscal year as a percentage of year-end Fund net assets may vary significantly from the percentage figures in the example.
The investment advisory fee schedule listed above, particularly at lower amounts of Fund assets, result in fees higher than that paid by most investment companies, although the Advisor believes the fees are comparable to those paid by investment companies with similar investment objectives and policies. From time to time, the Adviser

may voluntarily waive all or a portion of its management fee and/or absorb certain expenses of the Fund without further notification of the commencement or termination of any such waiver or absorption. Any such waiver or absorption will have the effect of lowering the overall expense ratio of the Fund and increasing the Fund's overall return to investors at the time any such amounts are waived and/or absorbed. The Adviser has voluntarily agreed to waive all or a portion of its fee, and/or to reimburse expenses of the Fund to the extent necessary in order to limit net operating expenses for the second year of operations to an annual rate of not more than 2.00% of the Fund's average daily net assets. Thereafter, the Adviser reserves the right to terminate its voluntary fee waiver and expense reimbursement at any time, in its sole discretion. At this time, the Adviser will continue to re-imburse the Fund for the remainder of this fiscal year. Any reductions in its fee that are made by the Adviser are subject to reimbursement by the Fund within the following three years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations.

Portfolio Management
Kevin L. Wenck is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Wenck has been investing his own portfolio since 1968 and first began managing portfolios for others in 1974. Mr. Wenck founded Performance Management in 1977 to manage portfolios for individuals outside his immediate family and continued those activities until 1983. Mr. Wenck's most recent experience before founding Polynous Capital Management in May 1996 included five years managing mid-cap and small-cap growth stock portfolios with G.T. Capital Management. Part of Mr. Wenck's responsibilities at G.T. Capital Management (renamed LGT Asset Management in 1996) included portfolio manager for the G.T. Global:
America Growth Fund, which he managed from July 1, 1991 through April 30, 1996. During this period that Fund grew from approximately $100 million in assets to over $700 million in assets and was ranked 22nd out of 286 growth funds as classified by Micropal over the four year and ten month period ending April 30, 1996. . Mr. Wenck's investment process which the Adviser exclusively uses, has remained virtually unchanged since 1987. Mr. Wenck's other professional investment experience includes three years managing small-cap growth stock portfolios with Matuschka & Co.

Mr. Wenck's other principal business experience includes two years with Advanced Micro Devices where he was responsible for corporate-level budgets and forecasts as a member of the Corporate Planning department. Additional experience includes product development work with Applied Expert Systems, an artificial intelligence software company, and also a number of entrepreneurial activities in various types of businesses.

Mr. Wenck's professionally oriented educational experience includes being awarded an M.B.A. degree in 1985 from Amos Tuck School of Business at Dartmouth College and being awarded his C.F.A. designation in 1986. Mr. Wenck's undergraduate degree was awarded by Marlboro College in 1981 where he majored in Philosophy and Classical Literature.

The Underwriter

FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903, serves as statutory Underwriter pursuant to an agreement. The Underwriter serves the limited purpose of facilitating the registration of shares of the Fund under state securities laws and assisting in the sale of shares.

The Administrator
FPS Services, Inc. ("FPS"), which has its principal business address at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903, serves as administrator of the Fund pursuant to an Administrative Services Agreement. The services that FPS provides to the Fund include: coordinating and monitoring of any third parties furnishing services to the Fund; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Fund; preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents; and responding to shareholder inquiries.

The Custodian, Transfer Agent and Fund Accounting/Pricing Agent
The Bank of New York serves as custodian for the safekeeping securities and cash of the Fund.

FPS serves as the Fund's transfer agent. As a transfer agent, it maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Shareholder inquiries should be addressed to the transfer agent at
(800)528-8069 or (610)239-4600.

FPS also performs certain accounting and pricing services for the Fund, including the daily calculation of the Fund's net asset value per share.

Fund Expenses
The Fund is responsible for all of its own expenses. Such expenses may include, but are not limited to: management fees; legal expenses; audit fees; printing and postage costs (e.g. costs of printing annual reports, semi-annual reports and prospectuses which are distributed to existing shareholders); brokerage commissions; the expenses of registering and qualifying shares of the Fund for sale with the Securities and Exchange Commission and with various state securities commissions; expenses of the organization of the Fund; transfer agent, custodian and administrator fees; the expenses of obtaining quotations of portfolio securities and pricing the Fund's shares; trade association dues; all costs associated with shareholder meetings and the preparation and dissemination of proxy materials; costs of liability insurance and fidelity bonds; fees for Trustees who are not officers, directors or employees of the Adviser; and any extraordinary and nonrecurring expenses which are not expressly assumed by the Adviser.

Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareowner approval of such plan or any amendment thereto), will be borne solely by shareowners of such class or classes. Other expense allocations which may differ among classes, or which are determined by the Trustees to be class-specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as shareowner reports, prospectuses, and proxy statements to current shareowners of a specific class; SEC registration fees and state blue sky fees incurred by a specific class; litigation or other legal expenses relating to a specific class; Trustee fees or expenses incurred as a result of issues relating to a specific class; and different transfer agency fees attributable to a specific class.


Brokerage
The Fund may execute brokerage or other agency transactions through an affiliate of the Adviser or through FPSB for which the affiliate or FPSB may receive "usual and customary" compensation. The Adviser will use its best efforts to obtain the most favorable execution with respect to all transactions of the Fund. Subject to policies established by the Board of Trustees, however, the Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if the Adviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition. All commissions paid are reviewed quarterly by the Board of Trustees of the Trust.

Portfolio Turnover
During the first year of operations, the Fund experienced a higher than anticipated portfolio turnover rate of 925% in order to comply with certain provisions of Subchapter M of the Internal Revenue Higher turnover rates result in higher broker fees, transaction costs and higher capital gains which must be passed through to the shareholder. It is currently anticipated that the Fund's portfolio turnover rate for the current fiscal year should not exceed 200%.

                    The Distribution Plan

The Board of Trustees of the Fund has adopted a distribution plan for the Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). As provided in the Plan, the Fund will pay an annual fee of 0.25% of the average daily net assets attributable to the Class A Shares to the Underwriter. From this amount, the Underwriter may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, and broker-dealers who assist in the distribution of the Class A Shares of the Fund or provide services with respect to the Class A Shares of the Fund, pursuant to service agreements with the Fund. The Plan is characterized as a compensation plan because the distribution fee will be paid to the Underwriter without regard to the distribution or shareholder service expenses incurred by the Underwriter or the amount of payments made to financial institutions and intermediaries. The Fund intends to operate the Plan in accordance with its terms and
within NASD rules concerning sales charges.

The fees paid to the Underwriter under the Plan are subject to the review and approval by the Trust's unaffiliated trustees who may reduce the fees or terminate the Plan at any time. All such payments made pursuant to the Plan shall be made for the purpose of selling Class A Shares. The distribution fee of one class will not be used to subsidize the sale of other classes of shares.

                    How to Purchase Shares

General
   The Fund offers these shares to the general public on a continuous basis through the Underwriter by mail. Shares of the Fund are offered only to residents of states in which the shares are eligible for purchase.

Purchase orders for shares of the Fund that are received by FPS in proper form by the close of regular trading on the New York Stock Exchange ("NYSE")(currently 4:00 p.m. Eastern time), on any day that the NYSE is open for trading, will be purchased at the Fund's next determined public offering price. Orders for Fund shares received after the close of the NYSE (currently 4:00 p.m. Eastern time) will be purchased at the public offering price determined on the following business day.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund reserves the right to vary the initial investment minimum and minimums for additional investments at any time. In addition, the Adviser may waive the minimum initial investment requirement for any investor.

Purchases By Mail
Shares of the Fund may be purchased initially by completing the application accompanying this Prospectus and mailing it to the transfer agent, together with a check payable to "Polynous Growth Fund". The check or money order and application should be mailed to FPS Services, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903. If this is an initial purchase, please send a minimum of $2,500 for regular accounts, or $1,000 for IRA, Roth IRA and SEP accounts, or $500 UGMA and UTMA accounts.

Subsequent investments ($100 minimum) in an existing account in the Fund may be made at any time by sending a check payable to "Polynous Growth Fund", c/o FPS Services, Inc., P.O. Box 412797, Kansas City, Missouri 64141-2797. Please enclose the bottom portion of your account statement, and indicate the amount of the investment.

Purchases By Wire Transfer
An investor may make purchases by wire, but before making an initial investment by wire, an investor must first telephone the transfer agent at (800)528-8069 or (610)239-4600 in order to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number and address must be specified in the wire. In addition, an account application should be promptly forwarded to: FPS Services, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903. Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit
 funds by wire to:

                  United Missouri Bank KC NA
                       ABA #10-10-00695
                 For: FPS Services, Inc.
                      A/C 98-7037-071-9
                  FBO "Polynous Growth Fund"
             Shareholder Name and Account Number

Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The shareholder's bank may impose a fee for investments by wire. The Fund will not be responsible for the consequence of delays, including delays in the banking or Federal Reserve wire systems.

Wire orders for shares of the Fund received by dealers prior to 4:00 p.m. Eastern time, and received by FPS before 5:00 p.m. Eastern time on the same day, are confirmed at that day's public offering price. Orders received by dealers after 4:00 p.m. Eastern time are confirmed at the public offering price on the following business day. It is the dealer's obligation to place the order with Fund/Plan before 5:00 p.m. Eastern time.

Purchases Through Broker-Dealers
The Fund may accept telephone orders only from brokers, financial institutions or service organizations which have been previously approved by the Fund. It is the responsibility of such brokers, financial institutions or service organizations to promptly forward purchase orders and payments for the same to the Fund. Shares of the Fund purchased through brokers, financial institutions, service organizations, banks and bank trust departments, may charge the shareholder a transaction fee or other fee for its services at the time of purchase.

Subsequent Investments
Once an account has been opened, subsequent purchases may be made by mail, bank wire, automatic investing or direct deposit. The minimum for subsequent investments is $100 for all accounts. When making additional investments by mail, please return the bottom portion of a previous confirmation with your investment in the envelope that is provided with each confirmation statement. Your check should be made payable to "Polynous Growth Fund" and mailed to FPS Services, Inc., P.O. Box 412797, Kansas City, Missouri 64141-2797. Orders to purchase shares are effective on the day Fund/Plan receives your check or money order.

All investments must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the United States. A charge (minimum of $20) will be imposed if any check used for the purchase of shares is returned. The Fund and FPS each reserve the right to reject any purchase order in whole or in part.

Purchase of Class A Shares

Class A Shares of the Fund are offered at the public offering price which is the current net asset value per share next determined after receipt of a purchase order in proper form by the transfer agent, plus any applicable initial sales charge. The sales charge is a variable percentage of the offering price, depending upon the amount of the sale. No sales charge will be assessed on the reinvestment of distributions. See "Reduced Sales Charges". Shares may also be bought and sold through any securities dealer having a dealer agreement with FPSB, the Fund's principal underwriter.

The minimum initial investment for Class A Shares is $2,500 for regular accopunts, $1,000 for IRA and SEP accounts and $500 for UGMA or UTMA. Subsequent purchases must be at least $100.

The following table shows the regular sales charge on Class A Shares of the Fund together with the reallowance paid to dealers and the agency commission paid to brokers, collectively the "commission":


                    Sales Charge  Sales Charge     Reallowance &
                    as a %        as % if Net      Brokerage Comm-
Class A Shares      of Offer-     Amount           ission as % of
Amount of Purchase  ing Price     Invested         offering price

Less than $50,000. . . . . 4.50%     4.71%        4.00%
50,000 or more but
 less than $100,000. . . . 4.00%     4.17%        3.50%
$ 100,000 or more but
 less than $250,000. . . . 3.00%     3.09%        2.75%
$ 250,000 or more but
 less than $500,000. . . . 2.00%     2.04%        1.75%
$  500,000 or more . . . .    0%        0%         *


/*/ There is no initial sales charge on purchases of Class A Shares of $500,000 or more; however, a contingent deferred sales charge
("CDSC") of 1.00% is imposed on redemptions of such shares within 12 months of purchases. The distributor will pay authorized dealers, and other qualifying financial institutions except wrap fee client accounts, 1% of the first $2.5 million of such purchases, plus 0.50 % of the on amounts thereafter. A CDSC will be imposed on the proceeds of a redemption of such shares if redeemed within 12 months of purchase, based on the lower of the shares' cost or current net asset value. In addition, shares purchased by certain investors investing $500,000 or more that have made arrangements with the distributor and whose dealer waived commission, as described above, are not subject to any charge. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. Redemption of shares of the Polynous Money Market Portfolio are generally not subject to a CDSC; however, a CDSC may be applicable to redemption of shares of the Polynous Money Market Portfolio if the redeemed shares were exchanged from the Fund. No CDSC charge is imposed on the redemption of shares acquired through reinvestment if income dividends or capital gains distributions. The distributor receives the entire amount of the CDSC to defray its expense in providing certain distribution-related services to the Fund, including payment of a sales commission to selling dealers or qualifying financial institutions, as described above.

The commissions shown in the table apply to sales through financial institutions and intermediaries. Under certain circumstances, the Underwriter or a sub-distributor may use its own funds to compensate financial institutions and intermediaries in amounts that are in addition to the commissions shown above. The Underwriter or a sub-distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions and intermediaries whose registered representatives have sold or are expected to sell significant amounts of shares of the Fund. Such other compensation may take the form of payments for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or outside of the United States. Under certain circumstances, commissions up to the amount of the entire sales charge may be reallowed to certain financial institutions and intermediaries, who might then be deemed to be "underwriters" under the Securities Act of 1933, as amended.

Reduced Sales Charges
The sales charge for purchases of Class A Shares of the Fund may be reduced through Rights of Accumulation or Letter of Intent. To qualify for a reduced sales charge, an investor must so notify his or her broker at the time of each purchase of shares which qualifies for the reduction.

Rights of Accumulation
A shareholder may qualify for a reduced sales charge by aggregating the net asset values of shares requiring the payment of an initial sales charge, previously purchased and currently owned, with the dollar amount of shares to be purchased.

Letter of Intent
An investor may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating the investor's intention to invest during the next 13 months a specified amount which, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed. During the term of the Letter of Intent, the transfer agent will hold shares representing 4.50% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, a shareholder's escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge the shareholder would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time. It is the shareholder's responsibility to notify the transfer agent at the time the Letter of Intent is submitted that there are prior purchases that may apply.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Fund for their own account or for trust or custodial accounts of their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 and 457 of the Internal Revenue Code of 1986, as amended, including related plans of the same employer.

Sales Charge Waiver
The initial sales charge may be waived for purchases of these Shares by the following types of investors: (1) any financial institution or adviser regulated by federal or state governmental authority when the institution or adviser is purchasing shares for its own account or for an account for which the institution or adviser is authorized to make investment decisions (i.e., a discretionary account); (2) trustees, officers and employees of the Fund, the Adviser, and the Underwriter (including members of their immediate families and their retirement accounts or plans); (3) trustees, officers and employees of the Fund's service providers; (4) customers, clients or accounts of the Adviser or other investment advisers or financial planners who charge a fee for their services; (5) retirement accounts or plans, or deferred compensation plans and trusts funding such plans for which a depository institution, trust company or other fiduciary holds shares purchased through the omnibus accounts for the Fund; (6) qualified employee benefits plans created under Sections 401, or 457 of the Internal Revenue Code (but not IRA's or SEP's); (7) any non-profit institution investing $1 million or more and (8) investors purchasing shares of the Fund with redemption proceeds from other mutual fund complexes on which the investor had paid a front-end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption has occurred no more than 30 days prior to such purchase. The sales charge is also waived for any registered representatives, employees or principals of securities dealers (including members of their immediate families) having a sales agreement with the distributor.

               How to Sell Back (Redeem) Shares

Shareholders may redeem their shares of the Fund without being subject to any redemption charge on any business day that the NYSE is open for business. Redemptions will be effective at the current net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described below.

Redemption By Mail
Shareholders may redeem their shares by submitting a written request for redemption to FPS Services, Inc., 3200 Horizon Drive, King of
Prussia, Pennsylvania 19406-0903.

A written request must be in good order which means that it must:
(i)identify the shareholder's account name and account number; (ii) state the number of shares or dollar amount to be redeemed and (iii) be signed by each registered owner exactly as the shares are registered. To prevent fraudulent redemptions, the transfer agent requires a signature guarantee for the signature of each person in whose name an account is registered for any redemption requests exceeding $10,000. A guarantee may be obtained from any commercial bank, credit union, member firm of a national securities exchange, registered securities association, clearing agency and savings and loan association. A credit union must be authorized to issue signature guarantees; notary public endorsement will not be accepted. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians and retirement plans.

Redemption By Telephone
Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by calling the transfer agent at (800)528-8069 or (610)239-4600 during normal business hours. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request with a signature guarantee must be sent to the transfer agent at the address listed above, under the caption "Redemption By Mail".

The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time.

During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures for redemption by mail.

Money Market Exchange Privilege
Shareholders may redeem any or all shares of the Fund and automatically invest the proceeds through the Polynous Money Market Fund account, in the Cash Account Trust Money Market Portfolio ( the "Money Market Portfolio"), an unaffiliated, separately managed, money market mutual fund. The exchange privilege with the Money Market Portfolio does not constitute an offering or recommendation of the shares of the Money Market Portfolio by Polynous or the Distributor. FPS Services, Inc. is compensated for administrative services it performs with respect to the Money Market Portfolio.

Shareholders who wish to use this exchange privilege may elect the service on the account application. Fund shareholders should not purchase shares of Polynous Money Market Portfolio without first receiving the current prospectus for the Polynous Money Market Portfolio. By giving exchange instructions, a shareholder will be deemed to have represented that he has received the current prospectus for Polynous Money Market Portfolio.

The Fund reserves the right to reject any exchange request or otherwise modify, restrict or terminate the exchange privilege at any time upon at least 60 days prior notice.

Exchanges of Fund shares are subject to the other requirements of Polynous Money Market Portfolio into which the exchange is made.

General Redemption Information
A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form.
If you have any questions with respect to the proper form for redemption requests you should contact the transfer agent at
(800)528-8069 or (610)239-4600.

Redemptions will be processed only on a business day during which the NYSE is open for business. Redemptions will be effective at the current net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described above. The Fund normally sends redemption proceeds on the next business day, but, in any event, redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. Payment may also be made by wire directly to any bank previously designated by an investor on his or her new account application. There is a $9.00 charge for redemptions made by wire to domestic banks. Wires to foreign or overseas banks may be charged at higher rates. It should also be noted that banks may impose a fee for wire services. In addition, there may be fees for redemptions made through brokers, financial institutions and service organizations.

Except as noted below, redemption requests received in proper form by the transfer agent prior to the close of regular trading hours on the NYSE on any business day on which the Fund calculates its net asset value are effective as of that day. Redemption requests received after the close of the NYSE will be effected at the net asset value per share determined on the next business day following receipt. No redemption will be processed until the transfer agent has received a completed application with respect to the account.

The Fund will satisfy redemption requests for cash to the fullest extent feasible, as long as such payments would not, in the opinion of the Board of Trustees, result in the necessity of the Fund to sell assets under disadvantageous conditions or to the detriment of the remaining shareholders of the Fund.

Pursuant to the Fund's Trust Instrument, however, payment for shares redeemed may also be made in kind, or partly in cash and partly in-kind. The Fund has elected, pursuant to Rule 18f-1 under the 1940 Act to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90 day period for any one shareholder. Any portfolio securities paid or distributed in-kind would be in readily marketable securities and valued in the manner described below. See "Net Asset Value". In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio.

The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the Securities and Exchange
Commission has, by order, permitted such suspension; (3) an emergency, as defined by rules of the Securities and Exchange
Commission, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

Shares of the Fund may be redeemed through certain brokers, financial institutions, service organizations, banks, and bank trust departments who may charge the investor a transaction or other fee for their services. Such additional transaction fees would not otherwise be charged if the shares were redeemed directly from the Fund.

Telephone Transactions
Shareholders who wish to redeem their shares by telephone must first elect the option, as described above. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In this regard, the Fund and its transfer agent require personal identification information before accepting a telephone redemption. To the extent that the Fund or its transfer agent fail to use reasonable procedures to verify the genuineness of telephone instructions, the Fund may be liable for losses due to fraudulent or unauthorized instructions. The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Written confirmation will be provided for all redemption transactions initiated by telephone.

No purchases of shares may be made by telephone unless made by a licensed investment professional with whom an agreement has been signed by the Underwriter.

Minimum Balances
Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to involuntarily redeem shares in any account at its then current net asset value (which will be promptly paid to the shareholder) if at any time the total investment does not have a value of at least $500 as a result of redemptions, but not market fluctuations. A shareholder will be notified that the value of his or her account is less than the required minimum and such shareholder will be allowed at least 60 days to bring the value of his or her account up to the minimum before the redemption is processed.

                     SHAREHOLDER SERVICES

The following special services are available to shareholders of the Fund. There are no charges for the programs noted below and a shareholder may change or stop these plans at any time by written notice to the Fund.

Automatic Investment Plan
Once an account has been opened, a shareholder can make additional monthly purchases of shares of the Fund through an automatic investment plan. An investor may authorize the automatic withdrawal of funds from his or her bank account by opening his or her account with a minimum of $2,500 and completing the appropriate section on the new account application enclosed with this Prospectus. Subsequent monthly investments are subject to a minimum required amount of $100.

Retirement Plans
The Fund is available for investment by pension and profit sharing plans including Individual Retirement Accounts, Roth IRA's, SEP, Keogh, 401(k) and 403(b) plans through which an investor may purchase Fund shares. For details concerning any of the retirement plans, please call the Fund at (800)924-3863 or (415)956-3384.

                       NET ASSET VALUE

The net asset value per share is calculated separately for each class of the Fund and is computed once daily as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time. Currently, the NYSE is closed on the following holidays or days on which the following holidays are observed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.</R?

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of outstanding shares. Expenses are accrued daily and applied when determining the net asset value. The portfolio securities of the Fund listed or traded on a stock exchange are valued at the latest sale price. If no sale price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices.
When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. The Fund's equity securities are valued based on market quotations or, when no market quotations are available, at fair value as determined in good faith by, or under direction, of the Board of Trustees.

Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.


Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees.

Net asset value is calculated separately for each class of the Fund based on expenses applicable to the particular class. Although the methodology and procedures for determining net asset value are identical for the Fund's classes, the net asset value of the classes may differ because of the different fees and expenses charged to each class.


                     DIVIDENDS AND TAXES

Dividends
The Fund will distribute its net investment income annually in December. Any net gain realized from the sale of portfolio securities and net gains realized from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years, in which case no such gain will be distributed. Such income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless a shareholder elects to receive them in cash. Distribution options may be changed at any time by requesting a change in writing.

Dividends paid by the Fund with respect to Class A shares are calculated in the same manner and at the same time. Both Class A and Class D Shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that the per share dividends of Class A Shares will differ from the per share dividends of Class D Shares as a result of additional distribution expenses applicable to Class D Shares.

Any check tendered in payment of dividends or other distributions which cannot be delivered by the post office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value, and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date (the "ex-date") at the net asset value determined at the close of business on that date. Dividends and distributions are treated the same for tax purposes whether received in cash or reinvested in additional shares. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.



Taxes
The Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Fund of any liability for federal income tax to the extent that its earnings and net realized capital gains are distributed to shareholders. To so qualify, the Fund will, among other things, limit its investments so that, at the close of each quarter of its taxable year,(1) not more than 25% of the market value of the Fund's total assets will be invested in the securities of any single issuer and (2) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of any single issuer, and the Fund will not own more than 10% of the outstanding voting securities of any single issuer.

An investment in the Fund has certain tax consequences, depending on the type of account. The Fund will distribute all of its net investment income to shareholders. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment in additional shares, except that distributions declared in October, November or December and paid in the following January are taxable as if they were paid on December
31. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

For federal income tax purposes, income dividends and short-term capital gain distributions are taxed as ordinary income. Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital loss) are usually taxed as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. The tax treatment of distributions of ordinary income or capital gains will be the same whether the shareholder reinvests the distributions or elects to receive them in cash.

The Taxpayer Relief Act of 1997

The Taxpayer Relief Act of 1997 (the " Act"), which was signed into law on August 5, 1997, is the most wide-ranging tax legislation since 1986. Several provisions therein will impact the taxation of capital gains.

Change in Rates:

The Act has lowered the tax rate on individuals, estates and trusts for long-term capital gains from 28% to 20%, but increases the holding period of the assets from more than one year to more than eighteen months. For persons in the 15% income tax bracket, the new rate is 10%.

Realized gains from capital assets held more than one year, but eighteen months or less, will be taxed at a 28% rate. Such gains will be termed "mid-term" capital gains.

Also, capital gains in property held for more than five years will be eligible for an 18% tax rate, but this only applies to assets acquired after December 31, 2000; therefore, a shareholder will not benefit from this provision until the year 2006.

Effective Dates:

The rates which applied under prior law are effective for sales of capital before May 7, 1997.

Sale of capital assets on or after May 7, 1997, but before July 29, 1997, will be subject to a 20% tax rate for assets held more than one year.

These new tax rates, including the new mid-term category, apply to the sales of capital assets on or after July 29, 1997.

Shareholders may be subject to a 31 percent back-up withholding on reportable dividend and redemption payments ("back-up withholding") if a certified taxpayer identification number is not on file with the Fund, or if to the Fund's knowledge, an incorrect number has been furnished. An individual's taxpayer identification number is his/her social security number.

Shareholders will be advised annually of the source and tax status of all distributions for federal income tax purposes. Information accompanying a shareholder's statement will show the portion of those distributions that are not taxable in certain states. Further information regarding the tax consequences of investing in the Fund is included in the Statement of Additional Information. The above discussion is intended for general information only. Investors should consult their own tax advisers for more specific information on the tax consequences of particular types of distributions.

The Fund intends to make sufficient distributions prior to the end of each calendar year in order to avoid liability for federal excise tax.

Sale, exchange or redemption of the Fund's shares is a taxable event to the shareholder.

                   PERFORMANCE INFORMATION

Performance information such as total return for the Fund may be quoted in advertisements or in communications to shareholders. Such performance information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, because the net investment return of the Fund changes in response to fluctuations in market conditions, interest rates and Fund expenses, any given performance quotation should not be considered representative of the Fund's performance for any future period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund's total return is the change in value of an investment in the Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual return reflects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. Please refer to the Statement of Additional Information for more information on performance.

                     GENERAL INFORMATION

Trustees and Officers of the Fund
The Trustees of the Fund have overall responsibility for the operation of the Fund. The officers of the Fund who are employees or officers of the Adviser serve without compensation from the Fund.

Description of Shares
The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value. Shares of the Fund represent equal proportionate interests in the assets of the Fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares. Currently, there are two classes of shares issued by the Fund. The validity of shares of beneficial interest offered by this prospectus will be passed on by Paul, Hastings, Janofsky & Walker, LLP, 345 California Street, 29th Floor, San Francisco, California 94104-2635. All accounts will be maintained in book entry form and no share certificates will be issued.

Voting Rights
A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). All shares of the Fund participate equally in regard to dividends, distributions, and liquidations with respect to the Fund. Shareholders do not have preemptive, conversion or cumulative voting rights.

Shareholder Meetings
The Trustees are not required, and do not intend, to hold annual meetings of shareholders. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by holders of not less than 10% of the outstanding shares of the Fund. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

Shareholder Reports and Inquiries
The Trust issues unaudited financial information semiannually and audited financial statements annually. Shareholder inquiries should be addressed to the Fund c/o Polynous Capital Management, Inc., 88
Kearny Street, Suite 1300, San Francisco, California 94108 (800)924-3863 or
(415)956-3384. Purchase and redemption transactions should be made through the transfer agent by calling (800)528-8069 or
(610)239-4600.

                     INVESTMENT ADVISER

             Polynous Capital Management, Inc.
               88 Kearny Street, Suite 1300
              San Francisco, California 94108
                   (800)924-3863
                (415) 956-3384


                        UNDERWRITER

              FPS Broker Services, Inc.
              3200 Horizon Drive
       King of Prussia, Pennsylvania 19406-0903



                    SHAREHOLDER SERVICES

                 FPS Services, Inc.
                 3200 Horizon Drive
             King of Prussia, Pennsylvania 19406-0903
                   (800)528-8069
                   (610)239-4600


                         CUSTODIAN

                   The Bank of New York
                       48 Wall Street
                      New York, New York


                       LEGAL COUNSEL

           Paul, Hastings, Janofsky & Walker, LLP
             345 California Street, 29th Floor
              San Francisco, California 94104-2635


                          AUDITORS

                      Deloitte & Touche LLP
                         50 Fremont Street
                San Francisco, California 94105


For Additional Information about Polynous Growth Fund call:
                  (800)924-3863
                  (415)956-3384
      or access our internet site at: www.polynous.com

                     POLYNOUS GROWTH FUND
                 88 Kearny Street, Suite 1300
               San Francisco, California 94108

   Class D Shares          PROSPECTUS November 28, 1997

Polynous* Growth Fund (the "Fund") seeks to achieve capital appreciation by investing in the equity securities of U.S. companies with total market capitalization at the time of purchase of between $50 million and $5 billion and which, in the opinion of Polynous Capital Management, Inc., will have an annual company revenue growth rate of between 15% and 30%.

The Fund is a separate series of shares of Polynous Trust (the "Trust"), an open-end, management investment company commonly known as a mutual fund. Polynous Capital Management, Inc. (the "Adviser"), serves as the investment adviser of the Fund managing its assets in accordance with its investment objectives stated in this prospectus.

The Fund offers its shares through two separate classes of shares:
Class A Shares and Class D Shares. Both classes of shares are identical except as to the expenses borne by each class. These alternative classes permit investors to choose the method of purchasing shares most beneficial to them. This Prospectus provides information concerning Class D Shares. You may receive information concerning Class A Shares by calling (800)-924-3863 or (415) 956-3384.

The Fund is designed for long-term investors and not as a trading vehicle, and is not intended to present a complete investment program.

This Prospectus sets forth concisely the information regarding the Fund that an investor should know before investing in the Fund. Please read this Prospectus carefully and retain it for future reference. A Statement of Additional Information dated November
28, 1997, which may be revised from time to time, provides a greater in-depth discussion of certain areas which may be of interest to some investors. It has been filed with the Securities and Exchange Commission and is available upon request and without charge. To receive a copy, write to the Fund at the address above or call
(800)924-3863 or (415)956-3384.

*The word "Polynous" in ancient Greece would literally mean "many thoughts".

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                     TABLE OF CONTENTS

                               Page

Prospectus Summary . . . . . . . .
Expense Summary. . . . . . . . . .
Mission Statement. . . . . . . . .
Introduction . . . . . . . . . . .
The Trust and the Fund . . . . . .
Investment Objective . . . . . . .
Investment Policies and Strategies
The Polynous Dynamic Value Process
Risk Factors . . . . . . . . . . .
Management of the Fund . . . . . .
The Distribution Plan. . . . . . .
How to Purchase Shares . . . . . .
How to Redeem Shares . . . . . . .
Shareholder Services . . . . . . .
Net Asset Value. . . . . . . . . .
Dividends and Taxes. . . . . . . .
Performance Information. . . . . .
General Information. . . . . . . .




Underwriter:                                         Adviser:

FPS Broker Services, Inc.          Polynous Capital Management, Inc.
3200 Horizon Drive            88 Kearny Street, Suite 1300
P.O Box 61503                 San Francisco, California 94108
King of Prussia, PA 19406-0903     (800) 924-3863
(800)528-8069                       (415) 956-3384
(610)239-4700

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER OR SOLICITATION. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                       Prospectus Summary

What is the Fund's Investment Objective? Polynous Growth Fund (the "Fund") seeks to achieve long-term capital appreciation.

   There can be no assurance that the Fund will be able to achieve its investment objective. See "Investment Objective".

What are the Permitted Investments? The Fund intends to invest, under normal circumstances, substantially all of its assets in the equity securities of U.S. companies whose total market capitalization at the time of purchase is valued between $50 million and $5 billion and which, in the opinion of Polynous Capital Management, Inc. (the "Adviser"), will have an annual company revenue growth rate of between 15% and 30%. See "Investment Objective" and "The Polynous Dynamic Value Process".

What are the Risks Involved with an Investment in the Fund? The investment policies of the Fund have certain risks and considerations of which investors should be aware. The Fund invests in securities that fluctuate in value, and therefore investors should expect the Fund's net asset value per share to fluctuate. Investing in the equity securities of companies within the target market capitalization involves special risks and considerations not typically associated with investing in the equity securities of larger companies. The securities of such companies are less liquid and more volatile than the securities of larger companies. See "Investment Objective , Investment Policies and Strategies" and "Risk Factors".

Given the specific risks of investing in the Fund and the overall risks of investing in general, the Fund's Adviser strongly suggests that potential investors consider purchase of the Class A shares which are sold through professional financial advisers such as stock brokers or financial planners. Although the underlying investment portfolio will be the same for both the Class A shares and the Class D shares, the Adviser considers the Class D shares suitable only for those investors who are very experienced and sophisticated concerning equity investments or those who have had the Class D shares specifically recommended by a professional financial adviser. Our comments are based on our belief that a professional financial adviser adds significant value through various market cycles through tempering tendencies toward investing aggressively during periods of positive sentiment and toward liquidating investments during periods of negative sentiment.

Who is the Investment Adviser? Polynous Capital Management, Inc.
serves as the investment adviser of the Fund. See "Expense Summary" and "Management of the Fund".

Who is the Administrator, Transfer Agent and Fund Accounting Agent? Fund/Plan Services, Inc. serves as the administrator, transfer agent and fund accounting agent for the Fund. See "Management of the Fund".

Who is the Underwriter? Fund/Plan Broker Services, Inc. serves as the underwriter of the Fund's shares. See "Management of the Fund".

Is There a Sales Load? Purchases of Class D Shares are not subject to sales charge, but, are subject to annual 12b-1 Plan expenses. See "The Distribution Plan" and "How to Purchase Shares".

Is There a Minimum Investment? The minimum initial investment is $2,500 or $1,000 for IRA, Roth IRA and SEP accounts, or $500 for Uniform Gifts to Minors ("UGMA") and Uniform Transfer to Minors Accounts ("UTMA") accounts. The subsequent investment minimum is $100.

How do I Purchase Shares? Contact your financial adviser or the underwriter listed above. Class D Shares are offered at the net asset value per share and are subject to annual 12b-1 Plan expenses of 0.35%. See "How to Purchase Shares".

How do I Sell Back (Redeem) Shares? Shares of the Fund may be redeemed at the current net asset value per share next determined after receipt by the transfer agent of a redemption request in proper form. Signature guarantees may be required for certain redemption requests. See "How to Redeem Shares".

How are Distributions Paid? Although the investment program is designed for capital appreciation, some incidental investment income may be generated in the form of dividends or interest. Substantially all of the net investment income (exclusive of capital gains) of the Fund will distributed in the form of annual dividends. If any capital gains are realized, substantially all of them will be distributed by the Fund at least annually. All dividends and distributions are paid in additional shares (without sales charge) unless payment in cash is requested in writing or on the initial application. See "Dividends and Taxes".


Expense Summary                                   Class D
Shareholder Transaction Expenses:. . . . . . . . .     None

Maximum sales charge imposed on purchases
     (as a percentage of offering price) . . . . .     None
Maximum sales charge imposed on reinvested
     dividends (as a percentage of offering price)     None
Deferred sales charge (as a percentage of
     original purchase price). . . . . . . . . . .     None
Redemption fees (as a percentage of
     amount redeemed) /1/. . . . . . . . . . . . .     None
/1/     If you want to redeem shares by wire transfer, the Fund's
transfer agent charges a fee (currently $9.00) for each wire redemption. Purchases and redemptions may also be made through broker-dealers and others who may charge a commission or other transaction fee for their services.

                                               Class D
Annual Fund Operating Expenses:
(as a percentage of average net assets)

Advisory Fees (after fee waivers)/2/. .  . . . .   0.27%
12b-1 Fees . . . . . . . . . . . . . . . . . . .   0.35%
Other Expenses /3/ . . . . . . . . . . . . . . .   1.63%

Total Fund Operating Expenses
(after fee waivers)/3/. . . . . . . . . . . . . .  2.25%

/2/     The Adviser has, on a voluntary basis, agreed to waive all or a portion of its fees and to reimburse certain expenses of the Fund necessary to limit the total operating expenses for the second year of operations to 2.25% of the Fund's average net assets. The Adviser reserves the right to terminate this waiver or any reimbursement at any time, in its sole discretion. Absent such fee waivers and presuming first year assets at $5 million, advisory fees for the Fund would be 1.00% and estimated total operating expenses would be 7.65% of the Fund's average daily net assets on an annualized basis.

/3/     Since the Class D Shares did not commence operartions and
does not have any actual operating history and for purposes of this table, "Other Expenses" is based on estimated amounts for the upcoming fiscal year.


Example
Based on the level of expenses listed above, and assuming (1) imposition of the maximum sales charge, (2) 5% annual return and
(3)(iii) redemption at the end of each time period, the total expenses relating to an investment of $1,000 would be as follows:

                                  Class D
          1 Year                     $ 23

          3 Years                    $ 70

The foregoing example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown. The purpose of the expense tables and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Fund. Additional information may be found under "Management of the Fund". See "How to Purchase Shares". Long-term holders of these Shares may eventually pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD").

Due to the 12b-1 distribution fees, long-term holders of these Shares may eventually pay more than the economic equivalent of the maximum initial sales charge otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD").

Mission Statement of Polynous Capital Management, Inc., Adviser to the Fund

At a time when many organizations in the investment management business have redefined their objective to be "asset gathering" and "client retention" rather than investment management excellence, Polynous Capital Management, Inc., believes that there is an opportunity to manage a firm whose sole purpose is to pursue investment management excellence. A principal difference will also be that the owners and associates of Polynous Capital Management, Inc., believe the activity of investment management and its concurrent fiduciary responsibilities are more properly regarded as a profession rather than as a "business." As a profession, no compromises will be tolerated in the pursuit of the best investment management results for this Fund. Although the Adviser will also strive to achieve excellence in its marketing, client service and administration, these areas will always be regarded only as necessary functions supporting our primary investment management activities and not as the principal focus of the firm.

                         Introduction

This Prospectus provides a potential investor the information which is needed so that an informed decision may be made as to including shares of the Fund in that investor's investment program. The money that an investor uses to purchase shares of the Fund will be pooled with other shareholders money and collectively invested, or "managed" by the Adviser in accordance with the Investment Objective of the Fund. The tools used by the Adviser to make those investments of the pooled money are referred to as Investment Policies and Strategies.
A major difference between the Investment Objective and Investment Policies and Strategies is that the Investment Objective cannot be changed unless a majority of the shareholders of the Fund approve such a change. Other parts of this Prospectus will explain to a prospective or current shareholder other matters concerning an investment in the Fund such as the Risk Factors involved with such an investment, the companies which provide services to the Fund, the expenses of managing the Fund, the manner by which shares of the Fund may be purchased or sold back as well as the overall management of the Fund. Please read this Prospectus carefully before you invest or send money and keep it for your future reference.

                    The Trust and the Fund

Polynous Trust (the "Trust") is a diversified open-end management investment company organized as a business trust under the laws of the State of Delaware. The Trust is organized to offer separate series of shares and is currently offering a single series of shares called Polynous Growth Fund (the "Fund"). The Fund currently offers two separate classes of shares and additional classes of shares may be added without shareholder approval. Class A Shares and Class D Shares differ with respect to sales charges and minimum initial investment. Except for these differences, each share of the Fund represents an undivided proportionate interest in the Fund. This Prospectus concerns the offering of Class D Shares. For more information regarding Class A Shares, please call (800)924-3863 or
(415)956-3384.
                    Investment Objective

The investment objective of Polynous Growth Fund (the "Fund") is long-term capital appreciation.

The Fund seeks to achieve capital appreciation by investing in the equity securities of U.S. companies with total market capitalization at the time of purchase of between $50 million and $5 billion and which, in the opinion of Polynous Capital Management, Inc., will have an annual company revenue growth rate of between 15% and 30%.

This objective is fundamental and may not be changed without a vote of the holders of the majority of the outstanding voting securities of the Fund. The Fund's investment process, known as "The Polynous Dynamic Value Process" described below is not fundamental and may be changed without shareholder approval. Additional investment policies and restrictions are described in the Statement of Additional Information.

                  Investment Policies and Strategies

The Adviser may invest in or employ one or more of the following investment policies or strategies to assist in its attempt to attain the Fund's investment objective.

Equity Securities:   Equity securities in which the Fund may invest
include common stocks, and preferred stocks.

Private Placements: The Fund may invest up to 5% of its total assets at the time of investment in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction). These securities are generally referred to as private placements or restricted securities. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

The Securities and Exchange Commission has adopted Rule 144A under the Securities Act, which permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Adviser, pursuant to procedures adopted by the Trustees of the Fund, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid", such security will not be included within the category "illiquid securities", which under current policy may not exceed 15% of the Fund's total net assets. The Fund's policy is to limit illiquid securities (which may include, but is not limited to private placements) to a maximum of 15% of total net assets. Repurchase agreements with maturities in excess of seven days will be considered illiquid securities.


Covered Call Writing: The Fund may write covered call options on equity securities to the extent permitted by applicable law. When the Fund writes a covered call option it gives up the opportunity to profit from any increase in the price of a security above the

exercise price of the option.     The option is "covered" if the Fund
owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. The Fund's ability to use this strategy may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that this strategy will succeed.

              The Polynous Dynamic Value Process

The Adviser's investment process combines the dynamic opportunities of growth stock investing with the valuation disciplines of "value investing." (Value investing refers to the process by which an investment professional chooses certain stocks because that professional believes that they are undervalued relative to some static valuation parameter such as book value.) This combination is a natural result of our "many thoughts" about what the Adviser believes is an appropriate balance between return and risk for the Fund.

The Adviser believes that growth stock investing with little or no concern about absolute valuation subjects the Fund to unnecessary risks. Conversely, while value investing has typically outperformed growth investing while also having lower risk, the Adviser believes the lower growth rates of "value" stocks limit potential returns.
The Dynamic Value Process combines the advantageous qualities of each approach in an overall process also having rigorous structure and discipline thereby offering the Fund a more thoughtful approach using higher growth equities.

In addition to using the positive aspects of both value and growth investing, the Adviser seeks to implement an overall investment process that it believes has more similarities with disciplined business management than with a typical investment process. This process is divided into two distinct activities:(1) Research and (2) Portfolio Management; with both having the same structure, control and discipline that may be more often associated with a well managed business.

Each separate activity is further divided into discreet tasks for greater structure. The individual tasks are:

The Research Process

1.  Economic/Sector/Industry Analysis
2.  Initial Screening
3.  Opportunity Assessment
4.  Financial Assessment
5.  Functional Assessment
6.  Comprehensive Risk Assessment
7.  Continuing Review

The Portfolio Management Process
1.  Valuation

2.  Portfolio Characteristics
3.  Buy Discipline
4.  Portfolio Monitoring
5.  Sell Discipline / Portfolio Optimization

Although having this structure, control and discipline is no guarantee of success, the Adviser believes that the requirements of its process will result in both high levels of knowledge about each company before it can be considered for inclusion in the Fund's portfolio and high return prospects for the companies which then satisfy its portfolio purchase discipline. At each step of the process the primary focus is on risk management, not stock selection. The Adviser believes that risk is managed best by knowing more about the Funds' portfolio companies than might be typical and having less expensive companies in the Fund's portfolio than also might be typical for a growth fund portfolio.

If the structure of the Adviser's research requirements and portfolio management requirements result in there not being enough companies meeting these requirements at any given time for the Fund to be fully invested, the Fund is permitted to purchase and temporarily hold liquid assets such as U.S. Treasury securities which are guaranteed by the full faith and credit of the United States. Pending the investment of new subscriptions, the Fund may also temporarily hold liquid assets until there are enough companies meeting the Adviser's "buy discipline". To the extent that the Fund holds high levels of liquid assets, the Fund will not be invested so as to achieve its objective. Contrasted with some practices elsewhere in the investment management industry, the Adviser does not automatically add to existing position sizes when additional cash comes into the Fund from new subscriptions. All purchases, either of new positions or of additions to existing positions, require a certain minimum projected annualized return based on the Adviser's research conclusions. All position sizes must also comply with the Adviser's strict position size limits as specified by the Adviser's "position size/projected return matrix." The Adviser also believes that the requirements of its research process and the time which the Adviser's personnel spend on analyzing each company result in the Adviser investing cash from new subscriptions more slowly than may be typical within the investment management industry. As a result, there may be times during which the Fund holds a higher percentage of its assets in short-term, high-quality debt instruments than other growth oriented funds. During periods of significant subscription inflows, the Adviser reserves the right to close the Fund to new subscriptions with little or no notice until the Adviser has sufficient new investment opportunities to enable the Fund to be more fully invested. There may also be periods where for defensive purposes when market circumstances so warrant that the Fund may temporarily convert up to 100 percent of its portfolio into liquid debt securities, such as U.S. Treasury bills, notes and bonds.


                         Risk Factors

There is no such thing as a guaranteed investment and no one can see into the future. Accordingly, the value of an investment in the Fund will fluctuate over time and may be valued higher or lower at the time of redemption. An investment in the Fund should be only a part of an overall investment strategy. Before investing, please consider the following risk factors in determining the appropriateness of an investment in the Fund. No assurance can be given as to the success of the Adviser's investment program.

Market Capitalization Considerations

The Funds primary investment universe conists of companies with market capitalizations at time of purchase of between $5 billion and $50 million. This range of equity securities comprises stocks which are commonly known as Mid-Cap, Small-Cap, and Micro-Cap equity securities.

The Adviser attempts to reduce the overall risks connected of investing in these equity securities through the implementation of its investment process. Some, or even a substantial portion of the companies in which the Fund will invest, however, are likely to have limited product lines, smaller markets and more limited financial resources than larger companies. Also, some of these companies are relatively young employing unseasoned management. The securities of these companies may have limited marketability and be subject to abrupt or erratic market movements compared to the securities of larger and more established companies. Many of the securities of the companies chosen for the Fund's portfolio are traded on the over-the-counter-market (NASDAQ Market) and while this market has grown substantially in the recent past, it cannot be stated that this growth will continue. Further, the securities on the NASDAQ sometimes trade less often and in smaller volumes that those securities on the larger exchanges. The value of NASDAQ securities may fluctuate more sharply than the exchange listed securities and the Fund may find it difficult to sell certain portfolio securities under severe market circumstances.

Small-Cap and Micro-Cap company stocks generally are considered to offer greater potential for appreciation than securities of companies with larger market capitalizations as they may benefit from the development of new products and services. Small-cap and micro-cap company securities are also less researched and may be overlooked and undervalued in the market.

Most small-cap and micro-cap company stocks pay low or no dividends. The Fund seeks growth through long-term appreciation, rather than income sources. Small-cap and micro-cap company stocks also have higher risk and greater volatility. Because most are not as broadly traded as stocks of companies with larger capitalization their prices may fluctuate more widely and abruptly. Such companies may have relatively small revenues and limited product lines, markets, or financial resources; their securities may trade less frequently and in more limited volume than those of larger, more mature companies. These companies may lack depth of management and may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, these companies may be developing or marketing new products or services for which markets are not yet established and may never become established.

                   Management of the Fund

The Board of Trustees
The Trust has a Board of Trustees that establishes the Fund's policies and supervises and reviews the management of the Fund. The day-to-day operations of the Fund are administered by the Officers of the Trust and by the Adviser pursuant to the terms of the Investment Advisory Agreement with the Fund. The Trustees oversee the various services provided by the Adviser to ensure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner. Information pertaining to the Trustees and executive officers is contained in the Statement of Additional Information.

The Investment Adviser
Polynous Capital Management, Inc. serves as the Fund's investment adviser and manager, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser does not have any past experience managing mutual funds but its principal has managed mutual funds while employed for five years by a previous advisory firm. See "Portfolio Management" below. The principal business address of the Adviser is 88 Kearny Street, Suite 1300, San Francisco, California 94108.

The Adviser makes the investment decisions concerning the assets of the Fund and continuously reviews, supervises and administers the Fund's investment programs, subject to the supervision of, and policies established by the Board of Trustees of the Fund.

Management Fees
The investment adviser believes that the benefits from the economies of scale available in the investment management industry should be shared with the shareholders of the Fund. As such, the annual advisory fees described in the following have defined "break points" at various levels of net assets for the fund. For providing investment advisory services, the Fund pays the Adviser a monthly fee which is calculated daily by applying the following annual rates:
1.00% on net assets of $100 million and below, 0.75% on the next $150 million, 0.60% on the next $250 million, 0.50% on the next $500 million, and 0.40% on all net asset amounts above $1 billion. The table below offers a theoretical example of the annual percentage management fee if the fund's assets were fixed at the following amounts for an entire year:

     Fund Size       Annual Management Fee
     $100 million        1.000%
     $250 million         .850%
     $500 million         .725%
     $1 billion           .6125%
     $2 billion           .50625%

As the assets of a mutual funds may vary widely within a given year, the example above is theoretical and the total management fee within the fund's fiscal year as a percentage of year-end fund net assets may vary significantly from the percentage figures in the example.

The investment advisory fee schedule listed above, particularly at lower amounts of fund assets, result in fees higher than that paid by most investment companies, although the Adviser believes the fees are comparable to those paid by investment companies with similar investment objectives and policies. From time to time, the Adviser may voluntarily waive all or a portion of its management fee and/or absorb certain expenses of the Fund without further notification of the commencement or termination of any such waiver or absorption. Any such waiver or absorption will have the effect of lowering the overall expense ratio of the Fund and increasing the Fund's overall return to investors at the time any such amounts are waived and/or absorbed. The Adviser has voluntarily agreed to waive all or a portion of its fee, and/or to reimburse expenses of the Fund to the extent necessary in order to limit net operating expenses for the second year of operations to an annual rate of not more than 2.25% of the Fund's average daily net assets. After the Fund's first year of operation, the Adviser reserves the right to terminate its voluntary fee waiver and reimbursement at any time, in its sole discretion. At this time, the Adviser will continue to re-imburse the Fund for the remainder of this fiscal year. Any reductions in its fee that are made by the Adviser are subject to reimbursement by the Fund within the following three years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations.

Portfolio Management
Kevin L. Wenck is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Wenck has been investing his own portfolio since 1968 and first began managing portfolios for others in 1974. Mr. Wenck founded Performance Management in 1977 to manage portfolios for individuals outside his immediate family and continued those activities until 1983. Mr. Wenck's most recent experience before founding Polynous Capital Management in June 1996 included five years managing mid-cap and small-cap growth stock portfolios with G.T. Capital Management. Part of Mr. Wenck's responsibilities at G.T. Capital Management (renamed LGT Asset Management in 1996) included portfolio manager for G.T. Global:
America Growth Fund, which he managed from July 1, 1991 through April 30, 1996. During this period that Fund grew from approximately $100 million in assets to over $700 million in assets and was on was ranked 22nd out of 286 growth funds as classified by Micropal over the four year and ten month period ending April 30, 1996.
Mr. Wenck's investment process which the Adviser exclusively uses, has remained virtually unchanged since 1987. Mr. Wenck's other professional investment experience include three years managing small-cap growth stock portfolios with Matuschka & Co.

Mr. Wenck's other principal business experience includes two years with Advanced Micro Devices where he was responsible for corporate-level budgets and forecasts as a member of the Corporate Planning department. Additional experience includes product development work with Applied Expert Systems, an artificial intelligence software company, and also a number of entrepreneurial activities in various types of businesses.

Mr. Wenck's professionally oriented educational experience includes being awarded an M.B.A. degree in 1985 from Amos Tuck School of Business at Dartmouth College and being awarded his C.F.A. designation in 1986. Mr. Wenck's undergraduate degree was awarded by Marlboro College in 1981 where he majored in Philosophy and Classical Literature.

The Underwriter
FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903, serves as statutory Underwriter pursuant to an agreement. The Underwriter serves the limited purpose of facilitating the registration of shares of the Fund under state securities laws and assisting in the sale of shares.

The Administrator
FPS Services, Inc. ("FPS"), which has its principal business address at, 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903 serves as administrator of the Fund pursuant to an Administrative Services Agreement. The services that FPS provides to the Fund include: coordinating and monitoring of any third parties furnishing services to the Fund; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Fund; preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents; and responding to shareholder inquiries.

The Custodian, Transfer Agent and Fund Accounting/Pricing Agent
The Bank of New York serves as custodian for the safekeeping securities and cash of the Fund.

FPS serves as the Fund's transfer agent. As a transfer agent, it maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Shareholder inquiries should be addressed to the transfer agent at
(800)528-8069 or (610) 239-4600.

FPS also performs certain accounting and pricing services for the Fund, including the daily calculation of the Fund's net asset value per share.

Fund Expenses
The Fund is responsible for all of its own expenses. Such expenses may include, but are not limited to: management fees; legal expenses; audit fees; printing and postage costs (e.g. costs of printing annual reports, semi-annual reports and prospectuses which are distributed to existing shareholders); brokerage commissions; the expenses of registering and qualifying shares of the Fund for sale with the Securities and Exchange Commission and with various state securities commissions; expenses of the organization of the Fund; transfer agent, custodian and administrator fees; the expenses of obtaining quotations of portfolio securities and pricing the Fund's shares; trade association dues; all costs associated with shareholder meetings and the preparation and dissemination of proxy materials; costs of liability insurance and fidelity bonds; fees for Trustees who are not officers, directors or employees of the Adviser; and any extraordinary and nonrecurring expenses which are not expressly assumed by the Adviser.

Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareowner approval of such plan or any amendment thereto), will be borne solely by shareowners of such class or classes. Other expense allocations which may differ among classes, or which are determined by the Trustees to be class-specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as shareowner reports, prospectuses, and proxy statements to current shareowners of a specific class; SEC registration fees and state blue sky fees incurred by a specific class; litigation or other legal expenses relating to a specific class; Trustee fees or expenses incurred as a result of issues relating to a specific class; and different transfer agency fees attributable to a specific class.


Brokerage
The Fund may execute brokerage or other agency transactions through an affiliate of the Adviser or through FPBS for which the affiliate or FPBS may receive "usual and customary" compensation. The Adviser will use its best efforts to obtain most favorable execution with respect to all transactions of the Fund. Subject to policies established by the Board of Trustees, however, the Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if the Adviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition. All commissions paid are reviewed quarterly by the Board of Trustees of the Trust.

Portfolio Turnover
During the first year of operations, the Fund experienced a higher than anticipated portfolio turnover rate of 925% in order to comply with certain provisions of Subchapter M of the Internal Revenue Code. Higher turnover rates result in higher broker fees, transaction costs and higher capital gains which must be passed through to the shareholder. It is currently anticipated that the Fund's portfolio turnover rate for the current fiscal year should not exceed 200%.

                    The Distribution Plan

The Board of Trustees of the Fund has adopted a distribution plan for Class D Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the " Plan,"). As provided in the Plan, the Fund will pay an annual fee of 0.35% of the average daily net assets attributable to the Class D Shares to the Underwriter. From this amount, the Underwriter may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, and broker-dealers who assist in the distribution of the Class D shares of the Fund or provide services with respect to Class D shares of the Fund, pursuant to service agreements with the Fund. The Plan is characterized as a compensation plan because the distribution fee will be paid to the Underwriter without regard to the distribution or shareholder service expenses incurred by the Underwriter or the amount of payments made to financial institutions and intermediaries. The Fund intends to operate the Plan in accordance with its terms and within NASD rules concerning sales charges.

The fees paid to the Underwriter under the Plan are subject to the review and approval by the Trust's unaffiliated trustees who may reduce the fees or terminate the Plan at any time. All such payments made pursuant to the Plan shall be made for the purpose of selling Class D Shares. The distribution fee of one class will not be used to subsidize the sale of other classes of shares.


                    How to Purchase Shares

General
   The Fund offers these shares to the general public on a continuous basis through the Underwriter by mail. Shares of the Fund are offered only to residents of states in which the shares are eligible for purchase.

Purchase orders for shares of the Fund that are received by FPS in proper form by the close of regular trading on the New York Stock Exchange ("NYSE")(currently 4:00 p.m. Eastern time), on any day that the NYSE is open for trading, will be purchased at the Fund's next determined public offering price. Orders for Fund shares received after the close of the NYSE (currently 4:00 p.m. Eastern time) will be purchased at the public offering price determined on the following business day.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund reserves the right to vary the initial investment minimum and minimums for additional investments at any time. In addition, the Adviser may waive the minimum initial investment requirement for any investor.

Purchases By Mail
Shares of the Fund may be purchased initially by completing the application accompanying this Prospectus and mailing it to the transfer agent, together with a check payable to "Polynous Growth Fund". The check or money order and application should be mailed to FPS Services, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903. If this is an initial purchase, please send a minimum of $2,500, or $1,000 for IRA, Roth IRA and SEP accounts, or $500 UGMA and UTMA accounts.

Subsequent investments ($100 Minimum) in an existing account in the Fund may be made at any time by sending a check payable to "Polynous Growth Fund", c/o FPS Services, Inc., P.O. Box 412797, Kansas City, Missouri 64141-2797. Please enclose the bottom portion of your account statement, and indicate the amount of the investment.

Purchases By Wire Transfer
An investor may make purchases by wire, but, before making an initial investment by wire, an investor must first telephone the transfer agent at (800)528-8069 or (610)239-4600 in order to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number and address must be specified in the wire. In addition, an account application should be promptly forwarded to:FPS Services, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903. Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to:

                  United Missouri Bank KC NA
                       ABA #10-10-00695
                 For: FPS Services, Inc.
                      A/C 98-7037-071-9
                  FBO "Polynous Growth Fund"
             Shareholder Name and Account Number

Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The shareholder's bank may impose a fee for investments by wire. The Fund will not be responsible for the consequence of delays, including delays in the banking or Federal Reserve wire systems.

Wire orders for shares of the Fund received by dealers prior to 4:00 p.m. Eastern time, and received by FPS before 5:00 p.m. Eastern time on the same day, are confirmed at that day's public offering price. Orders received by dealers after 4:00 p.m. Eastern time are confirmed at the public offering price on the following business day. It is the dealer's obligation to place the order with FPS before 5:00 p.m. Eastern time.

Purchases Through Broker-Dealers
The Fund may accept telephone orders only from brokers, financial institutions or service organizations which have been previously approved by the Fund. It is the responsibility of such brokers, financial institutions or service organizations to promptly forward purchase orders and payments for the same to the Fund. Shares of the Fund purchased through brokers, financial institutions, service organizations, banks and bank trust departments, may charge the shareholder a transaction fee or other fee for its services at the time of purchase.

Subsequent Investments
Once an account has been opened, subsequent purchases may be made by mail, bank wire, automatic investing or direct deposit. The minimum for subsequent investments is $100 for all accounts. When making additional investments by mail, please return the bottom portion of a previous confirmation with your investment in the envelope that is provided with each confirmation statement. Your check should be made payable to "Polynous Growth Fund" and mailed to FPS Services, Inc., P.O. Box 412797, Kansas City, Missouri 64141-2797. Orders to purchase shares are effective on the day FPS receives your check or money order.

All investments must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the United States. A charge (minimum of $20) will be imposed if any check used for the purchase of shares is returned. The Fund and FPS each reserve the right to reject any purchase order in whole or in part.

               How to Sell Back (Redeem) Shares

Shareholders may redeem their shares of the Fund without being subject to any redemption charge on any business day that the NYSE is open for business. Redemptions will be effective at the current net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described below.

Redemption By Mail
Shareholders may redeem their shares by submitting a written request for redemption to: FPS Services, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903.

A written request must be in good order which means that it must: (i) identify the shareholder's account name and account number; (ii) state the number of shares or dollar amount to be redeemed and (iii) be signed by each registered owner exactly as the shares are registered. To prevent fraudulent redemptions, the Transfer Agent requires a signature guarantee for the signature of each person in whose name an account is registered for any redemption requests exceeding $10,000. A guarantee may be obtained from any commercial bank, credit union, member firm of a national securities exchange, registered securities association, clearing agency and savings and loan association. A credit union must be authorized to issue signature guarantees; notary public endorsement will not be accepted. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians and retirement plans.

Redemption By Telephone
Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by calling the transfer agent at (800)528-8069 or (610)239-4600 during normal business hours. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request with a signature guarantee must be sent to the transfer agent at the address listed above, under the caption "Redemption By Mail".

The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time.

During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures for redemption by mail.

Money Market Exchange Privilege
Shareholders may redeem any or all shares of the Fund and automatically invest the proceeds through the Polynous Money Market Fund account, in the Cash Account Trust Money Market Portfolio ( the "Money Market Portfolio"), an unaffiliated, separately managed, money market mutual fund. The exchange privilege with the Money Market Portfolio does not constitute an offering or recommendation of the shares of the Money Market Portfolio by Polynous or the Distributor. FPS is compensated for administrative services it performs with respect to the Money Market Portfolio.

Shareholders who wish to use this exchange privilege may elect the service on the account application. Fund shareholders should not purchase shares of Polynous Money Market Portfolio without first receiving the current prospectus for the Polynous Money Market Fund. By giving exchange instructions, a shareholder will be deemed to have represented that he has received the current prospectus for Polynous Money Market Portfolio.

The Fund reserves the right to reject any exchange request or otherwise modify, restrict or terminate the exchange privilege at any time upon at least 60 days prior notice.

Exchanges of Fund shares are subject to the other requirements of Polynous Money Market Portfolio into which the exchange is made.


General Redemption Information
A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form.
If you have any questions with respect to the proper form for redemption requests you should contact the transfer agent at (800) 528-8069 or(610)239-4600.

Redemptions will be processed only on a business day during which the NYSE is open for business. Redemptions will be effective at the current net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described above. The Fund normally sends redemption proceeds on the next business day, but, in any event, redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. Payment may also be made by wire directly to any bank previously designated by an investor on his or her new account application. There is a $9.00 charge for redemptions made by wire to domestic banks. Wires to foreign or overseas banks may be charged at higher rates. It should also be noted that banks may impose a fee for wire services. In addition, there may be fees for redemptions made through brokers, financial institutions and service organizations.

Except as noted below, redemption requests received in proper form by the transfer agent prior to the close of regular trading hours on the NYSE on any business day on which the Fund calculates its net asset value are effective as of that day. Redemption requests received after the close of the NYSE will be effected at the net asset value per share determined on the next business day following receipt. No redemption will be processed until the transfer agent has received a completed application with respect to the account.

The Fund will satisfy redemption requests for cash to the fullest extent feasible, as long as such payments would not, in the opinion of the Board of Trustees, result in the necessity of the Fund to sell assets under disadvantageous conditions or to the detriment of the remaining shareholders of the Fund.

Pursuant to the Fund's Trust Instrument, however, payment for shares redeemed may also be made in kind, or partly in cash and partly in-kind. The Fund has elected, pursuant to Rule 18f-1 under the 1940 Act to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90 day period for any one shareholder. Any portfolio securities paid or distributed in-kind would be in readily marketable securities and valued in the manner described below. See "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the Securities and Exchange Commission has, by order, permitted such suspension; (3) an emergency, as defined by rules of the Securities and Exchange Commission, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

Shares of the Fund may be redeemed through certain brokers, financial institutions, service organizations, banks, and bank trust departments who may charge the investor a transaction or other fee
for their services.   Such additional transaction fees would not
otherwise be charged if the shares were redeemed directly from the Fund.

Telephone Transactions
Shareholders who wish to redeem their shares by telephone must first elect the option, as described above. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In this regard, the Fund and its transfer agent require personal identification information before accepting a telephone redemption. To the extent that the Fund or its transfer agent fail to use reasonable procedures to verify the genuineness of telephone instructions, the Fund may be liable for losses due to fraudulent or unauthorized instructions. The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Written confirmation will be provided for all redemption transactions initiated by telephone. No purchases of shares may be made by telephone unless made by a licensed investment professional with whom an agreement has been signed by the Underwriter.


Minimum Balances
Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to involuntarily redeem shares in any account at its then current net asset value (which will be promptly paid to the shareholder) if at any time the total investment does not have a value of at least $500 as a result of redemptions, but not market fluctuations. A shareholder will be notified that the value of his or her account is less than the required minimum and such shareholder will be allowed at least 60 days to bring the value of his or her account up to the minimum before the redemption is processed.

                     SHAREHOLDER SERVICES

The following special services are available to shareholders of the Fund. There are no charges for the programs noted below and a shareholder may change or stop these plans at any time by written notice to the Fund.

Automatic Investment Plan
Once an account has been opened, a shareholder can make additional monthly purchases of shares of the Fund through an automatic investment plan. An investor may authorize the automatic withdrawal of funds from his or her bank account by opening his or her account with a minimum of $2,500 and completing the appropriate section on the new account application enclosed with this Prospectus. Subsequent monthly investments are subject to a minimum required amount of $100.

Retirement Plans
The Fund is available for investment by pension and profit sharing plans including Individual Retirement Accounts, Roth Ira's, SEP, Keogh, 401(k) and 403(b) plans through which an investor may purchase Fund shares. For details concerning any of the retirement plans, please call the Fund at (800)924-3863 or (610)956-3384.


                       NET ASSET VALUE

The net asset value per share is calculated separately for each class of the Fund and is computed once daily as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time. Currently, the NYSE is closed on the following holidays or days on which the following holidays are observed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities, and dividing by the total number of outstanding shares. Expenses are accrued daily and applied when determining the net asset value. The portfolio securities of the Fund listed or traded on a stock exchange are valued at the latest sale price. If no sale price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. The Fund's equity securities are valued based on market quotations or, when no market quotations are available, at fair value as determined in good faith by, or under direction, of the Board of Trustees.

Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees.

Net asset value is calculated separately for each class of the Fund based on expenses applicable to the particular class. Although the methodology and procedures for determining net asset value are identical for the Fund's classes, the net asset value of the classes may differ because of the different fees and expenses charged to each class.
                     DIVIDENDS AND TAXES

Dividends
The Fund will distribute its net investment income annually in December. Any net gain realized from the sale of portfolio securities and net gains realized from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years, in which case no such gain will be distributed. Such income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless a shareholder elects to receive them in cash. Distribution options may be changed at any time by requesting a change in writing.

Dividends paid by the Fund with respect to Class D Shares are calculated in the same manner and at the same time. Both Class A and Class D Shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that the per share dividends of Class D Shares will differ from the per share dividends of Class A Shares as a result of additional distribution expenses applicable to Class D Shares.


Any check tendered in payment of dividends or other distributions which cannot be delivered by the post office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value, and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date (the "ex-date") at the net asset value determined at the close of business on that date. Dividends and distributions are treated the same for tax purposes whether received in cash or reinvested in additional shares. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

Taxes
The Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Fund of any liability for federal income tax to the extent that its earnings and net realized capital gains are distributed to shareholders. To so qualify, the Fund will, among other things, limit its investments so that, at the close of each quarter of its taxable year, (1) not more than 25% of the market value of the Fund's total assets will be invested in the securities of any single issuer and (2) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of any single issuer, and the Fund will not own more than 10% of the outstanding voting securities of any single issuer.

An investment in the Fund has certain tax consequences, depending on the type of account. The Fund will distribute all of its net investment income to shareholders. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment in additional shares, except that distributions declared in October, November or December and paid in the following January are taxable as if they were paid on December
31. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

For federal income tax purposes, income dividends and short-term capital gain distributions are taxed as ordinary income. Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital loss) are usually taxed as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. The tax treatment of distributions of ordinary income or capital gains will be the same whether the shareholder reinvests the distributions or elects to receive them in cash.

The Taxpayer Relief Act of 1997

The Taxpayer Relief Act of 1997 (the " Act"), which was signed into law on August 5, 1997, is the most wide-ranging tax legislation since 1986. Several provisions therein will impact the taxation of capital gains.

Change in Rates:

The Act has lowered the tax rate on individuals, estates and trusts for long-term capital gains from 28% to 20%, but increases the holding period of the assets from more than one year to more than eighteen months. For persons in the 15% income tax bracket, the new rate is 10%.

Realized gains from capital assets held more than one year, but eighteen months or less, will be taxed at a 28% rate. Such gains will be termed "mid-term" capital gains.

Also, capital gains in property held for more than five years will be eligible for an 18% tax rate, but this only applies to assets acquired after December 31, 2000; therefore, a shareholder will not benefit from this provision until the year 2006.

Effective Dates:

The rates which applied under prior law are effective for sales of capital before May 7, 1997.

Sale of capital assets on or after May 7, 1997, but before July 29, 1997, will be subject to a 20% tax rate for assets held more than one year.

These new tax rates, including the new mid-term category, apply to the sales of capital assets on or after July 29, 1997.

Shareholders may be subject to a 31 percent back-up withholding on reportable dividend and redemption payments ("back-up withholding") if a certified taxpayer identification number is not on file with the Fund, or if to the Fund's knowledge, an incorrect number has been furnished. An individual's taxpayer identification number is his/her social security number.

Shareholders will be advised annually of the source and tax status of all distributions for federal income tax purposes. Information accompanying a shareholder's statement will show the portion of those distributions that are not taxable in certain states. Further information regarding the tax consequences of investing in the Fund is included in the Statement of Additional Information. The above discussion is intended for general information only. Investors should consult their own tax advisers for more specific information on the tax consequences of particular types of distributions.

The Fund intends to make sufficient distributions prior to the end of each calendar year in order to avoid liability for federal excise tax.

Sale, exchange or redemption of the Fund's shares is a taxable event to the shareholder.


                   PERFORMANCE INFORMATION

Performance information such as total return for the Fund may be quoted in advertisements or in communications to shareholders. Such performance information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, because the net investment return of the Fund changes in response to fluctuations in market conditions, interest rates and Fund expenses, any given performance quotation should not be considered representative of the Fund's performance for any future period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund's total return is the change in value of an investment in the Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual return reflects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. Please refer to the Statement of Additional Information for more information on performance.


                     GENERAL INFORMATION

Trustees and Officers of the Fund
The Trustees of the Fund have overall responsibility for the operation of the Fund. The officers of the Fund who are employees or officers of the Adviser serve without compensation from the Fund.

Description of Shares
The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value. Shares of the Fund represent equal proportionate interests in the assets of the Fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares. Currently, there are two classes of shares issued by the Fund. The validity of shares of beneficial interest offered by this prospectus will be passed on by Paul, Hastings, Janofsky & Walker, LLP, 345 California Street, 29th Floor, San Francisco, California 94104-2635. All accounts will be maintained in book entry form and no share certificates will be issued.

Voting Rights
A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). All shares of the Fund participate equally in regard to dividends, distributions, and liquidations with respect to the Fund. Shareholders do not have preemptive, conversion or cumulative voting rights.

Shareholder Meetings
The Trustees are not required, and do not intend, to hold annual meetings of shareholders. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by holders of not less than 10% of the outstanding shares of the Fund. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

Shareholder Reports and Inquiries
The Trust issues unaudited financial information semiannually and audited financial statements annually. Shareholder inquiries should be addressed to the Fund c/o Polynous Capital Management, Inc., 88
Kearny Street, Suite 1300, San Francisco, California 94108 (800)924-3863 or
(415)956-3384. Purchase and redemption transactions should be made through the transfer agent by calling (800)528-8069 or (610)239-4600.

                     INVESTMENT ADVISER

             Polynous Capital Management, Inc.
               88 Kearny Street, Suite 1300
              San Francisco, California 94108
                   (800) 924-3863
                   (415) 956-3384


                        UNDERWRITER

                 FPS Broker Services, Inc.
                      3200 Horizon Drive
          King of Prussia, Pennsylvania 19406-0903



                    SHAREHOLDER SERVICES

                  FPS Services, Inc.
                     3200 Horizon Drive
          King of Prussia, Pennsylvania 19406-0903
                   (800)528-8069
                   (610)239-4600



                         CUSTODIAN

                    The Bank of New York
                        48 Wall Street
                       New York, New York


                       LEGAL COUNSEL

           Paul, Hastings, Janofsky & Walker, LLP
             345 California Street, 29th Floor
              San Francisco, California 94104-2635


                          AUDITORS

                     Deloitte & Touche LLP
                         50 Fremont Street
                San Francisco, California 94105



      For Additional Information about Polynous Growth Fund call:
                  (800)924-3863
                  (610)956-3384
      or access our internet site at: www.polynous.com



                       POLYNOUS TRUST

            STATEMENT OF ADDITIONAL INFORMATION


                      November 28, 1997





This Statement of Additional Information dated November 28, 1997 is not a prospectus but should be read in conjunction with the separate Prospectuses describing Class A Shares and Class D Shares of the Polynous Growth Fund (the "Fund") dated November 28, 1997. Each Prospectus may be amended or supplemented from time to time. No investment in shares should be made without first reading the respective Prospectus. This Statement of Additional Information is intended to provide additional information regarding the activities and operations of the Fund, and should be read in conjunction with the applicable Prospectus. A copy of each Prospectus may be obtained without charge from Polynous Capital Management, Inc. (the "Adviser") at the addresses and telephone numbers below.



Underwriter:                        Adviser:

FPS Broker Services, Inc.     Polynous Capital Management, Inc.
3200 Horizon Drive       88 Kearny Street, Suite 1300
P.O Box 61503            San Francisco, CA 94108
King of Prussia, Pa 19406-0903
(800)528-8069                 (800)924-3863
(610)239-4700                 (415)956-3384


No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or by the distributor in any jurisdiction in which such offering may not lawfully be made.
                       TABLE OF CONTENTS

                                                         Page




The Trust and the Fund . . . . . . . . . . . . . . . . . . .

Investment Policies  . . . . . . . . . . . . . . . . . . . .

   Options . . . . . . . . . . . . . . . . . . . . . . . . .
   U.S. Government Securities. . . . . . . . . . . . . . . .
   Repurchase Agreements . . . . . . . . . . . . . . . . . .
   Convertible Securities. . . . . . . . . . . . . . . . . .
   Illiquid Securities . . . . . . . . . . . . . . . . . . .
   Other Investments . . . . . . . . . . . . . . . . . . . .

Investment Restrictions. . . . . . . . . . . . . . . . . . .

Investment Advisory and Other Services
   Investment Advisory Agreement . . . . . . . . . . . . . .
   Administrator . . . . . . . . . . . . . . . . . . . . . .
   Underwriter . . . . . . . . . . . . . . . . . . . . . . .

Trustees and Officers. . . . . . . . . . . . . . . . . . . .

Control Persons and Principal Shareholders . . . . . . . . .

Net Asset Value. . . . . . . . . . . . . . . . . . . . . . .

Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . .

Portfolio Transactions and Brokerage Commissions . . . . . .

Performance Information
   In General. . . . . . . . . . . . . . . . . . . . . . . .
   Total Return Calculation. . . . . . . . . . . . . . . . .

   Performance and Advertisements  . . . . . . . . . . . . .

Other Information. . . . . . . . . . . . . . . . . . . . . .


   Limitations on Trustees' Liability. . . . . . . . . . . .
   Reports to Shareholders . . . . . . . . . . . . . . . . .

Financial Statements . . . . . . . . . . . . . . . . . . . .

                    THE TRUST AND THE FUND

   This Statement of Additional Information relates to Polynous Growth Fund (the "Fund"), a separate series of Polynous Trust (the "Trust"), an open-end management company established on April 10, 1996 under Delaware law as a Delaware business trust. The Trust Instrument permits the Trust to offer separate series of shares of beneficial interest. The Trust currently is comprised of one series, which offers its shares through two separate classes: Class A Shares and Class D Shares.

              INVESTMENT POLICIES AND TECHNIQUES

The following supplements the information contained in the Prospectus for the Fund regarding the permitted investments and risk factors and the investment objective and policies of the Fund. Unless stated that a policy is fundamental, all policies will be deemed non-fundamental (i.e., may be changed without shareholder approval).

Covered Call Options
The Fund will write call options on equity securities only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets such as cash, U.S. Government securities and other high-grade debt obligations in a segregated account with its custodian. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

The Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary
 market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

U.S. Government Securities
The Fund may invest in securities issued by the U.S. Government.
Such securities are backed by the full faith and credit of the U.S.
Government.

Repurchase Agreements
Although the Fund has no current intention of employing repurchase agreements in its investment program, it may in the future choose to do so and such change will be noted in the Prospectus. The financial institutions with whom the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Adviser. The Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement.


Convertible Securities
The Fund may invest in convertible securities. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange such securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time, and to receive interest or dividends until the holder elects to convert.
The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value, and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as is the case with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. At such times, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.


Illiquid Securities
The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines reviewed by the Board of Trustees. The Adviser will monitor the liquidity of securities held by the Fund, and report periodically on such determinations to the Board of Trustees.

Other Investments
Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the Fund's investment objective, and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.


                   INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental restrictions and may not be changed without the approval of a majority of the outstanding voting shares (as defined in the 1940
Act) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's total assets will not be considered a violation.

Except as set forth under "INVESTMENT OBJECTIVE INVESTMENT POLICIES And STRATEGIES" and "RISK FACTORS" in the Prospectus, the Fund may not:

1. purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limit does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies;

2. purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

3. issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets(not including the amount borrowed) for temporary or emergency purposes. The Fund will not purchase securities when borrowings exceed 5% of its total assets;


4. make loans, except if collateral values are continuously maintained at no less than 100% by "marking to market" daily and through loans of securities or through repurchase agreements, provided that, for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interest therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

5. engage in the business of underwriting the securities of others, except to the extent that the Fund might be considered an underwriter under the Federal securities laws in connection with its disposition of securities;

6. purchase or sell real property, including real estate limited partnership interests, except that investments in securities of issuers that invest in real estate or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner; or

7. purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, other financial contracts or derivative instruments;

The following investment limitations are not fundamental and may be changed without shareholder approval:

(i) The Fund does not currently intend to engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short ("against the box") and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(ii) The Fund does not currently intend to purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(iii) The Fund does not currently intend to purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

(iv) The Fund does not currently intend to invest in companies for the purpose of exercising control or management.

(v) The Fund does not currently intend to invest in oil, gas or mineral exploration or development programs or leases, except that investment in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated by such programs or leases are not subject to this prohibition.

(vi) The Fund does not currently intend to invest more than 5% of its net assets in warrants, including within that amount no more than 2% in warrants which are not listed on the New York or American Stock Exchanges, except warrants acquired as a result of its holdings of common stocks.



               INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
Polynous Capital Management (the "Adviser")serves as the Fund's investment adviser and manager, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser was founded in 1996 and is 87% owned by Kevin L. Wenck. Mr. Wenck may be deemed to be a "control person" of the Adviser. Mr. Wenck currently serves as the President of the Fund. The Adviser currently has $70 million in assets under management.

Investment Advisory Agreement
The Fund and the Adviser have entered into an investment advisory agreement (the "Investment Advisory Agreement"). The Investment Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. For the period-ended July 31, 1997 the Adviser was paid $147,881 pursuant to the Investment Advisory Agreement. During that period, the Adviser reimbursed the Fund for expenses exceeding 2.0% of the Fund's average daily net assets. For the period ended July 31, 1997, such reimbursements totalled $107,880.

The continuance of the Investment Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of Fund, and
(ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund, or by a majority of the outstanding shares of the Fund on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund.

Administrator
FPS Services, Inc.,3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903 (the "Administrator") provides certain administrative services to the Fund pursuant to an Administrative Services
Agreement.

Under the Administrative Services Agreement, the Administrator:
(1)coordinates with the Custodian and Transfer Agent and monitors the services they provide to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepares and, after approval by the Fund, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (6) prepares and, after approval by the Fund, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (7) reviews and submits to the officers of the Fund for their approval invoices or other requests for payment of the Fund's expenses and instructs the Custodian to issue checks in payment thereof and (8) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.

Pursuant to this Administrative Services Agreement, FPS receives a fee computed at the annual rate of 0.15% of the first $50 million of total average net assets, 0.10% of the next $50 million of total average net assets and 0.05% of total average net assets in excess of $100 million. For the period ended July 31, 1997 FPS was paid $54,008 pursuant to this agreement.

Underwriter
FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, King of Prussia, Pennsylvania, 19406-0903, has been engaged pursuant to an agreement for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of the Fund under state securities laws and to assist in the sale of shares. As underwriter, FPBS received $38,692.65 in underwriting concesssions for the Class A Shares during the period ended July 31, 1997.

Class A Shares and Class D Shares of the Fund are subject to separate distribution plans (the "Distribution Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Distribution Plan for Class A Shares, the Fund will pay an annual fee of 0.25% of the Fund's average daily net assets attributable to Class A Shares, to FPBS as compensation for its services. As provided in the Distribution Plan for Class D Shares, the Fund will pay an annual fee of 0.35% of the Fund's average daily net assets attributable to Class D Shares, to FPSB as compensation for its services. From this amount, FPSB may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors and broker-dealers as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distribution Plans are characterized as compensation plans because the distribution fee will be paid to FPSB as distributor without regard to the distribution or shareholder service expenses incurred by FPSB or the amount of payments made to financial institutions and intermediaries. FPSB was reimbursed $36,970 during the period ended July 31, 1997 pursuant to this plan. The following costs are associated with this reimbursement: printing costs $790, compensation to dealers $31,219, compensation to underwriter $4,711 and $250 miscelaneous marketing costs. The Fund intends to operate the Distribution Plans in accordance with their terms and within the rules of the National Association of Securities Dealers, Inc. concerning sales charges. Pursuant to such rules, the Distributor is required to limit aggregate initial sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares.

The Distribution Plans will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plans may be terminated at any time, without penalty, by vote of a majority of the independent trustees or by vote of the holders of a majority of the outstanding shares of the applicable class on not more than 60 days', nor less than 30 days' written notice to any other party to the Plans. The Plans may not be amended to increase materially the amounts to be spent for the services described herein without approval by the shareholders of the applicable class, and all material amendments are required to be approved by the Board of Trustees. Each Plan will automatically terminate in the event of its assignment. Pursuant to each Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Fund. The report will include an itemization of the distribution expenses and the purpose of such expenditures.

                   TRUSTEES AND OFFICERS

Information pertaining to the Trustees and executive officers of the Fund is set forth below.

                         Position
Name and Address    Age  with Trust     Principal Occupation(s) During
                                        Past 5 Years


Kevin L. Wenck      41   President President and founder of Polynous
                                   Capital Management, Inc.;
                                   formerly portfolio manager for G.
                                   T. Capital Management from July
                                   1991 through April 1996.  Mr.
                                   Wenck's experience includes the
                                   management of mid-cap and small-cap growth stock portfolios including G.T. Global: America
                                   Growth Fund.  Mr. Wenck also
                                   managed small-cap growth stock
                                   portfolios for Matuschka & Co.
                                   Mr. Wenck was awarded an M.B.A
                                   degree in 1985 from Amos Tuck
                                   School of Business at Dartmouth
                                   College and was awarded his
                                   Chartered Financial Analyst
                                   designation in 1986.

Ronald H. Kase 39        Trustee   General Partner of New Enterprise
                                   Associates, a venture capital
                                   firm located in Menlo Park,
                                   California from 1991 through
                                   present.  Mr. Kase held the
                                   positions of Associate and
                                   Partner with this firm and became
                                   a General Partner in 1995.

Richard H. Kimball 40    Trustee   General Partner of Technology
                                   Crossover Ventures, a venture
                                   capital firm located in San
                                   Francisco, California from
                                   January 1995 to present.  Mr.
                                   Kimball held the positions of
                                   Associate, Limited Partner and
                                   Managing Director of Montgomery
                                   Securities, a stock brokerage
                                   firm, from September 1984 to
                                   January 1995.


                     COMPENSATION TABLE
                   Trustees and Officers


                  Aggregate
                 Compensation
                From Trust for          Total Compensation from
               Fiscal Year ended        Trust and Fund Complex
Name of Trustee  July 31, 1997           Paid to Trustees/1/

Kevin L. Wenck/*/  $    0              $    0


Ronald H. Kase      $2,000              $2,000


Richard H. Kimball  $2,000              $2,000


/*/ This Trustee is considered an "Interested Person" of the Trust as defined under the 1940 Act.

/1/ This amount represents the estimated aggregate amount of compensation paid to the Trustees for service on the Board of Trustees for the calendar year ending December 31, 1997.

No officer or Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee who is not affiliated with the Adviser a fee of $500 for attendance at Board Meetings and reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at such meetings.

         CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of November 17, 1997, beneficial ownership in the Funds by the directors and officers as a group was as follows:

Shares                        Percentage
23,098                        1.30%

As of November 17, 1997, the following shareholders owned of record or to the best of knowledge beneficially more than 5% of the

outstanding shares of the Fund:
                                             Shares    Percent
Name                     Address        Owned     Owned
Trust Company of America P.O.Box 6503   183,664   10.35%
                         Englewood, Co 80155



                       NET ASSET VALUE

The net asset value per share is calculated separately for Class A Shares and Class D Shares of the Fund. The net asset value per share is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the respective class of shares outstanding.

Each class of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset value of all outstanding shares of each class will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of the class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of such shares of such classes.

Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") which currently is 4:00 p.m. (Eastern Time), on each day the NYSE is open for trading. The NYSE is open for trading every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

                            TAXES

The following is only a summary of certain federal tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax.

Federal Income Tax
The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund intends to qualify as a "regulated investment company"
("RIC") as defined under Subchapter M of the Code.  By following such

a policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. In order to qualify for treatment as a RIC under the Code, the Fund generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income;
(ii) for taxable years beginning on or before August 5, 1997, the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RlCs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer and (iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RlCs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent that it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

Any gain or loss recognized on a sale, redemption or exchange of shares of the Fund by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of the Fund on which a net capital gain distribution has been received are subsequently sold, redeemed or exchanged and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

In certain cases, the Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2)is subject to backup withholding by the Internal Revenue Service or (3) has not certified to the Fund that such shareholder is not subject to backup withholding.


If the Fund fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, all distributions from the Fund generally would be eligible for the corporate dividend received deduction for corporate shareholders.


       PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Fund does not have an obligation to deal with any broker/dealer or group of broker/dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Fund to seek to obtain the best net execution taking into account such factors as price (including the applicable dealer spread), commission rate, the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads, the Fund will not necessarily be paying the lowest spread or commission available.

It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through brokers or dealers. However, the Adviser may place portfolio orders with qualified broker/dealers who recommend the Fund to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker/dealers.

During the period ended July 31, 1997 the Fund paid $352,410.85 in brokerage commissions. For the period ended July 31, 1997 the Fund's portfolio turnover rate was 925.07% and the average commission rate was $0.0308.

                   PERFORMANCE INFORMATION

In General
From time to time, the Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

From time to time, the yield and total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

Performance information will be calculated separately for Class A
Shares and Class D Shares of the Fund and will vary due to the effect
of expense ratios on the performance calculations.


Total Return Calculation
The Fund computes average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                       ERV = P (1 + T)n

Where:   ERV   = ending redeemable value at the end of the
period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

         P  = hypothetical initial payment of $1,000.

         n  = period covered by the computation,
          expressed in terms of years.

         T  = average annual total return.

The Fund computes the aggregate total return by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

           Aggregate Total Return =  [  ERV  - 1 ]
                                         P
Where:       ERV  = ending redeemable value at
                    the end of the period covered by the computation of
               a hypothetical $1,000 payment made at the beginning of the period.

             P   = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (the variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Based on the foregoing calculations, the average annual total return for the Fund for the period August 12, 1996 through July 31, 1997 was 20.53%.

Performance and Advertisements
From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. ("Morningstar") which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for three, five and ten year periods. Ranks are not absolute or necessarily predictive of future performance.

In assessing such comparisons of yield, return or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to those of the Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures.

                      OTHER INFORMATION




Limitation of Trustees' Liability
The Trust Instrument provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Trust Instrument also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Trust Instrument that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, in the Trust Instrument shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

Reports to Shareholders
Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by the Fund's independent certified public accountants. Inquiries regarding the Fund may be directed to the Adviser at
(800)924-3863.

                    FINANCIAL STATEMENTS

The Fund's financial statements, including the notes thereto, dated as of July 31,1997, which have been audited by Deloitte & Touche LLP, are incorporated by reference from the Fund's 1997 Annual Report to
Shareholders.
                         POLYNOUS TRUST

                          Form N-1A

                 Part C  -- Other Information

Part C.  Other Information

Item 24.   Financial Statements and Exhibits.

           (a)   Financial Statements.
               (1) Included in Part A: The Financial Highlights are included in Part A of this Registration
                    Statement on Form N-1A.
                    (2)  Incorporated by reference in Part B hereof:
                    The audited financial statements and
                    related notes thereto as well as the
                    auditors report thereon for the period
                    ended July 31, 1997 contained in the
                    Annual Report to Shareholders, filed
                    with the Securities and Exchange
                    Commission on September 29, 1997
                    pursuant to Rule 30b2-1 of the
                    Investment Company Act of 1940, are
                    incorporated by reference herein.

          (b)   Exhibits:

               Exhibits filed pursuant to Form N-1A:

               (1) Trust Instrument is incorporated by reference to Exhibit No.(1) of Registrant's
                    Registration Statement No. 333-04983 filed
                    June 3, 1996.

               (2) By-Laws are incorporated by reference to Exhibit No. (2) of Registrant's Registration
                    Statement No. 333-04983 filed June 3, 1996.

               (3) Voting Trust Agreement -- None

               (4) All Instruments Defining the Rights of Holders
                   -- None

               (5) Investment Advisory Contracts -- Investment
                   Advisory Agreement between Polynous Capital
                   Management, Inc. and Polynous Trust is
                   incorporated by reference to Exhibit No. (5)
                   of Registrant's Pre-effective Amendment No. 1 to Registration Statement No. 333-04983 filed July 24, 1996.

               (6) Underwriting Agreement -- Underwriting
                   Agreement Between Polynous Trust and
                   Fund/Plan Broker Services, Inc. is
                   incorporated by reference to Exhibit No. (6)   of
                   Registrant's Pre-effective Amendment No. 1  to
                   Registration Statement No. 333-04983 filed  July
                   24, 1996.

               (7) Bonus, Profit Sharing, Pension or Other
                   Similar Contracts -- None

               (8)    Custodian Agreements --
                    (a)  Custody Agreement between The Bank of
                         New York and Polynous Trust is
                         incorporated by reference to Exhibit
                         No. (8)(a) of Registrant's Pre-effective Amendment No. 1 to Registration Statement No.333-04983
                         filed July 24, 1996
                    (b)  Custody Administration Agreement
                         between Polynous Trust and FPS
                         Services, Inc. is incorporated by
                             reference to Exhibit No. (8)(b) of
                             Registrant's Pre-effective Amendment
                             No. 1 to Registration Statement No.
                             333-04983 filed July 24, 1996

               (9)
                    (a)       Transfer Agent Services Agreement  --
                         Transfer Agent Services Agreement
                         between Polynous Trust and FPS
                         Services, Inc. is incorporated by
                         reference to Exhibit No. (9)(a) of
                         Registrant's Pre-effective Amendment
                         No. 1 to Registration  Statement No.
                         333-04983 filed July 24, 1996

                         (b)  Administration Agreement  --
                              Administration Agreement between
                              Polynous Trust and FPS Services, Inc.is
                              incorporated by reference to Exhibit
                              No.(9) (b) of Registrant's Pre-effective
                              Amendment No. 1 to Registration Statement
                              No.333-04983 filed July 24, 1996.

                         (c)  Accounting Services Agreement  --
                         Accounting Services Agreement between
                         Polynous Trust and FPS Services, Inc.is
                         incorporated by reference to Exhibit
                         No. (9)(c) of Registrant's Pre-effective Amendment No. 1 to Registration Statement No. 333-04983 filed July 24, 1996

                 (10)    (a)  Opinion and Consent of Shartsis, Friese
                              & Ginsburg regarding the legality of
                              the Securities being issued is
                              incorporated herein by reference to
                              Exhibit 10(a) of Registrant's Pre-Effective
                              Amendment No. 2 to Registration Statement
                              No. 333-04983 filed on August 8, 1996.
               (11) Consent of Independent Auditors -- enclosed
                    herein.

               (12) Financial Statements Omitted from Item 23. --
                         None

               (13) Agreements or Understandings Made in
                    Consideration for Providing the Initial
                    Capital -- None
               (14)   Model Plan
                    (a)  Form of Individual Retirement Account
                         is incorporated by reference to Exhibit
                         No. (14)(a) of Registrant's Pre-effective
                         Amendment No.1 to Registration Statement
                         No.333-04983 filed July 24, 1996.

                (15)     (a)  Plan of Distribution pursuant to Rule
                              12b-1 with respect to Class A Shares is
                              incorporated by reference to Exhibit
                              No. (15)(a) of Registrant's Pre-effective
                              Amendment No.1 to
                              Registration Statement No.333-04983
                              filed July 24, 1996.

                         (b)  Plan of Distribution pursuant to Rule
                              12b-1 with respect to Class D Shares is
                              incorporated by reference to Exhibit
                              No. (15)(b) of Registrant's Pre-effective
                              Amendment No. 1 to
                              Registration Statement No.333-04983
                              filed July 24, 1996.


               (16) Schedule for Computation of Performance
                    Quotations -- None.

               (17) Financial Data Schedule is filed herein as
                    Exhibit 17.

               (18) Plan of Distribution pursuant to Rule 18f-3
                    with respect to Multiple Class Shares is incorporated by reference to Exhibit No. (18) of Registrant's Pre-effective Amendment No.
                    1 to Registration Statement No.333-04983 filed July 24, 1996.

               (19) Trustees' Powers of Attorney --incorporated
                    by reference to Exhibit No. (19) of
                    Registrant's Pre-effective Amendment No. 1 to
                    Registration Statement No.333-04983 filed
                    July 24, 1996.

Item 25.   Persons Controlled by or Under Common Control with
          Registrant.

           None.

Item 26.   Number of Holders of Securities.

                                   Number of Record Holders
           Title of Class          (As of November 25, 1997)
          Polynous Growth

          Fund, Class A Shares          926


Item 27.   Indemnification.

           Reference is made to Article X of the Registrant's Trust Instrument incorporated by reference to Exhibit No. (1) of Registrant's Registration Statement No.333-04983 filed
            June 3, 1996.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Trust Instrument, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.   Business and Other Connections of Investment Adviser.

          Polynous Capital Management, Inc, 88 Kearny Street, Suite 1300, San Francisco, California 94108 provides investment advisory services to individual and institutional investors, and as of October 31, 1997 $70 million in assets under management.

          For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant's investment adviser has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to Form ADV (File #801-49411) filed by it under the Investment Advisers Act of 1940.

Item 29.   Principal Underwriter.

           (a)FPS Broker Services, Inc. ("FPSB"),
          the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

              The Bjurman Funds
              Farrell Alpha Strategies
              Trainer Wortham First Mutual Funds

              Focus Trust, Inc.
              IAA Trust Growth Fund, Inc.
              IAA Trust Asset Allocation Fund, Inc.
              IAA Trust Tax Exempt Bond Fund, Inc.
              The Govett Funds, Inc.
              Matthews International Funds
              McM Funds
              Metropolitan West Funds
              Polynous Trust
              Smith Breeden Series Fund
              Smith Breeden Short Duration U.S. Government Fund
              Smith Breeden Trust
              Sage/Tso Trust
              The Stratton Funds, Inc.
              The Japan Alpha Fund
              Stratton Growth Fund, Inc.
              Stratton Monthly Dividend Shares, Inc.

           (b) The table below sets forth certain information as to the Underwriter's Directors, Officers and Control Persons:

                           Position            Position and
Name and Principal         and Offices         Offices with
Business Address           with Underwriter    Registrant

Kenneth J. Kempf           Director & Pres.           None
3200 Horizon Drive
King of Prussia, PA 19406-0903

Lynne M. Cannon            Vice President and         None
3200 Horizon Drive         Principal
King of Prussia, PA 19406-0903

Rocco C. Cavalieri         Director and               None
3200 Horizon Drive         Vice President
King of Prussia, PA 19406-0903

Gerald J. Holland          Director,                  None
3200 Horizon Drive         Vice President
King of Prussia, PA 19406-0903and Principal

Joseph M. O'Donnell, Esq.  Director and               None
3200 Horizon Drive         Vice President
King of Prussia, PA 19406-0903

Sandra L. Adams            Assistant Vice President   None
3200 Horizon Drive         and Principal
King of Prussia, PA 19406-0903

Mary P. Efstration         Secretary                  None
3200 Horizon Drive
King of Prussia, PA 19406-0903

John H. Leven             Treasurer                   None
3200 Horizon Drive
King of Prussia, PA 19406-0903

Bruno DiStefano           Principal                   None
3200 Horizon Drive
King of Prussia, PA 19406-0903

James W. Stratton may be considered a control person of the Underwriter due to his direct or indirect ownership of Fund/Plan
Services, Inc., the parent of the Underwriter.

           (c)   Not Applicable.

Item 30.   Location of Accounts and Records.

           All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by the Trust's Investment Adviser, Polynous Capital
Management, Inc. 88 Kearny Street, Suite 1300, San Francisco,
California 94108, except for those maintained by the Fund's
Custodian, The Bank of New York, 48 Wall Street, New York, New
York 10172 and the Trust's Administrator, Transfer Agent and
Fund Accounting Services Agent, FPS Services Inc., 3200 Horizon
Drive, King of Prussia, Pennsylvania 19406-0903.

Item 31.   Management Services.

           There are no management-related service contracts not discussed in Part A or Part B.

Item 32.   Undertakings.

          (a) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.

          (b)   The Registrant hereby undertakes to promptly call a
           meeting of shareholders for the purpose of voting upon
          the question of removal of any director or directors when
          requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                          SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California on the 26th day of November , 1997.

                                                Polynous Trust
                                                  Registrant


                                         By        /s/ Kevin L. Wenck

                                               Kevin L. Wenck
                                                  President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Polynous Trust has been signed below by the following persons in the capacities and on the date indicated.


Signature                     Capacity                      Date





/s/ Kevin L. Wenck                                 11/26 /97
Kevin L. Wenck      President and
                        Principal Executive Officer





/s/ Kevin L. Wenck  Principal Accounting          11/26/97
Kevin L. Wenck      and Financial Officer

/s/Richard H. Kimball        Trustee                    11/26/97
Richard Kimball

/s/Ronald H.Kase             Trustee                    11/26/97
Ronald Kase
                     INDEX OF EXHIBITS



EXHIBIT NUMBER NAME

EX 99.B11         Consent of Deloitte & Touche LLP

EX 99.B27         Financial Data Schedule